                                     [LOGO]
                               DLJ WINTHROP FUNDS




                               SEMI-ANNUAL REPORT

                                    [PHOTO]

                         LEADERSHIP THROUGH EXPERIENCE

                                        ----------------------------------------

                                        DLJ Winthrop Growth Fund
                                        DLJ Winthrop Growth and Income Fund
                                        DLJ Winthrop Small Company Value Fund
                                        DLJ Winthrop International Equity Fund
                                        DLJ Winthrop Developing Markets Fund
                                        DLJ Winthrop Fixed Income Fund
                                        DLJ Winthrop Municipal Trust Fund
                                        DLJ Winthrop High Income Fund




                                        APRIL 30, 2000

Dear Shareholders:

While returns for the major asset classes were positive during the Funds' fiscal year ending October 1999, the road has gotten rockier more recently. Continued increases in interest rates by the Federal Reserve have cooled investor enthusiasm for the equity market, particularly for "new economy" issues. Conflicting signs of a strong, though perhaps weakening, U.S. economy, combined with a mild, but less benign inflationary outlook have provided substantial fodder for both bulls and bears, and pressure for value and growth pundits to "be right" on a day-to-day basis. All these factors combine to contribute to the mind-numbing volatility of the NASDAQ market.

We expect this volatility to continue, as investors over-react to every tidbit of "information" reported by media obsessed with the stock market. The recent rally in smaller capitalization value issues may continue, as these stocks remain undervalued relative to their larger cap peers. As investors discount or dismiss an end to Federal Reserve tightenings, the high real rates of return available in the bond market, including the battered high yield sector, become more appealing. We expect non-U.S. equity markets to reflect the global economic rebound, even though most central banks (except Japan's) are likely to remain in a tightening mode.

DLJ WINTHROP GROWTH FUND

For the six months ending April 30, 2000, the DLJ Winthrop Growth Fund "A" shares returned 13.73% and the S&P 500 returned 7.20%. The Fund's holdings proved successful across many industries. Although the Fund's technology and communications holdings which represents 37% of the Fund's net assets as of April 30, 2000, included many outstanding performers, some of the Fund's health care stocks also did very well. Stocks that performed particularly well included Amgen, EMC, Medtronic, and Scientific Atlanta.

DLJ WINTHROP GROWTH AND INCOME FUND

The Class A shares of the DLJ Winthrop Growth and Income Fund returned 3.09% for the six-month period ending April 30, 2000, versus 7.20% for the S&P 500 Index. During this period, the Fund's value bias hurt relative performance in an environment that favored large growth issues. Within the sectors, financial services performed poorly against a backdrop of rising interest rates, and the Fund's best performers were in the technology area.

We have been very active in the portfolio, implementing changes designed to raise the yield of the portfolio, while reducing the number of smaller holdings. The total number of names in the portfolio has dropped from 73 as of our last report to 66 at the end of May, 2000. In the technology sector, we have eliminated or reduced several holdings that became unattractive from a near-term valuation perspective, including Cisco, NTL, Inc., Oracle, and Texas Instruments.

Relative performance of the Fund has improved recently with the move to more "value" flavored equities. By modestly increasing the yield of the portfolio, we think we will improve its defensive qualities, while still providing appreciation potential in a positive environment for value equities.

DLJ WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the DLJ Winthrop Small Company Value Fund returned 10.51% for the six-month period ending April 30, 2000 versus 18.72% for the Russell 2000 Index. During the last several months, however, investors have returned to more value-oriented issues, and consequently the Fund's performance relative to the Russell 2000 has improved dramatically. The Fund's strongest performers have been in the energy and technology sectors. Until recently, the Fund's holding in financial services have been poor performers, reflecting the rising interest rate environment.

We have been active buyers and sellers in the technology area, trimming some of our large holdings after huge gains and replacing them with new assets at more palatable prices. After an unusually large number of takeovers in the Fund during the last fiscal year, we had a slow start in the acquisition arena thus far this year. We remain convinced, however, that the portfolio offers substantial unrealized value, and are optimistic that the second half of this fiscal year will see more corporate activity that recognizes this value.

DLJ WINTHROP INTERNATIONAL EQUITY FUND

The total return of the Class A shares of the DLJ Winthrop International Equity Fund for the six months ending April 30, 2000, amounted to 8.39% vs. 6.84% for the Fund's benchmark, the MSCI EAFE Free Index.

International developed markets have enjoyed a favorable environment over the past six months, fueled by a strong non-inflationary economic momentum, structural reforms, and a weak currency. Corporate results, mergers and acquisitions and cash inflows were also strong, resulting in a positive performance from all the EAFE markets (Europe, Japan and developed Asia). In general, European markets outperformed the US market until mid-March when volatility, caused by interest rates and technology stocks, increased dramatically.

During the period, the Fund maintained an overweighted position in Asia, its position remained neutral in Japan, and it was slightly underweighted in the European markets. Although we have recently reinforced our holdings in the energy sector, our portfolio sector strategy has remained relatively unchanged.

DLJ WINTHROP DEVELOPING MARKETS FUND

The total return of the Class A shares of the DLJ Winthrop Developing Markets Fund for the six months ending April 30, 2000, was 11.56% vs.13.87% for the Fund's benchmark, the MSCI Emerging Markets Free Index.

This time period can be characterized by three distinct phases. The first began in October as investors realized the importance of the Technology and the Media & Telecom sectors in Emerging Markets. This led to a strong surge in all the Emerging Market Indices that lasted until the end of 1999. The markets began to slow in January due to concerns regarding the valuation of these technology stocks. This trend continued through March when a final decline began, led by both the technology and banking sectors.

In all countries, Information/Technology oriented stocks were the top performers and therefore, the Fund maintained a strong weighting in this area. As technology declined, these holdings were replaced with utility and retail. Since the beginning of the year, the Fund has built a strong position in Asia to capture the anticipated GDP growth and to coincide with the re-weighting of the MSCI index.

DLJ WINTHROP FIXED INCOME FUND

An extremely inverted yield curve has developed over the last six months as a result of the Federal Reserve's tightenings, on one hand, and the Treasury's decision to retire long-term debt with budget surplus. The net effect of this activity has been reduced long-term interest rates and higher short-term rates, as demand for longer term Treasury debt far exceeded supply. Non-Treasury fixed income markets had difficulty adjusting to this rate shift, causing a widening of the spreads in domestic taxable fixed income securities.

By adhering to its focus on government securities of intermediate duration, the Fixed Income Fund was able to withstand much of the deterioration that occurred in the high-grade corporate sector of the U.S. taxable bond market. For the six months ending April 30, 2000, the Class A shares total return was .70% versus 1.07% for the Lehman Brothers Government Corporate Intermediate Bond Index.

DLJ WINTHROP MUNICIPAL TRUST FUND

Consistent with trends in taxable fixed income markets, rates have risen in the front end of the municipal yield curve due to a tighter monetary policy pursued by the Federal Reserve as a result of an overheated economy. However, rates on the long end of the municipal curve have fallen in stride with those of the treasuries due to the U.S. Treasury's debt buyback. Additionally, municipals have benefited from a 40% reduction in new issuance this year as state and local coffers are full from increased tax collections. The Fund returned a positive 1.08% fiscal year-to-date and 0.90% calendar year-to-date, lagging the index returns of 1.67% and 1.30%, respectively. We had avoided purchasing very long-term securities during this period, given the restrictive Fed environment, and preferred, instead, to maintain liquidity and a shorter average maturity during this period. We hope to narrow the performance gap and exceed the index as the year progresses.

DLJ WINTHROP HIGH INCOME FUND

The DLJ Winthrop High Income Fund outperformed the DLJ High Yield Bond Index and the Lipper High Open-End Yield Bond Fund Average for both the fiscal year-to-date and calendar year-to-date ended April 30, 2000. The fund's total return for the fiscal and calendar year-to-date periods noted above were +1.92% and -1.00%, respectively, on the Class A shares. In comparison, the DLJ Index had total returns of +1.21% and -1.47%, and the Lipper Average had total returns of +1.03% and -1.74% for the time periods noted above. The high yield bond market was under heavy downward pressure for much of the first half of the fiscal year, so our emphasis on higher quality and more defensive credits enabled us to outperform the overall market. The pressure on high yield bond prices came from investors having a smaller appetite for fixed income assets in the wake of the Fed's raising of interest rates. The selling pressure in the high yield market sharpened and the declines expanded to include the high growth sectors of the equity markets starting in April, 2000. As a result, for the time being we will continue our relatively defensive posture in the Fund. The portfolio is market weighted by sector with an emphasis on larger issuers and more liquid bonds. However, we believe that high yield bonds represent excellent fundamental value and are waiting for a turning point in the technicals, such as when positive funds flow into the market for an extended period of time, to reassess the positioning of the Fund.

We thank you for your continued support and wish you a most enjoyable summer.

Sincerely,

/s/ G. Moffett Cochran
G. Moffett Cochran
President                                                             June, 2000

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP GROWTH FUND

PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 2000

 MAJOR PURCHASES                      MAJOR SALES
 Apple Computer, Inc.(1)              Amgen, Inc.
 Baxter International, Inc.(1)        Cisco Systems, Inc.
 Chevron Corp.(1)                     Compaq Computer Corp.(2)
 Citigroup, Inc.(1)                   Freddie Mac(2)
 Colgate-Palmolive Co.                Pharmacia & Upjohn, Inc.(2)
 EMC Corp.(1)                         Phillips Petroleum Co.(2)
 Fleet Boston Corp.(1)                Pitney Bowes, Inc.(2)
 Johnson & Johnson(1)                 Sprint Corp. (PCS Group)
 MCI Worldcom, Inc.                   U.S. Bancorp.(2)
 Merck & Co., Inc.                    Wachovia Corp.(2)

 (1) New Holdings                     (2) Deletions

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                   PERCENT
                                         VALUE     OF FUND
                                      -----------  -------
 Cisco Systems, Inc.................  $ 9,705,938     4.4%
 General Electric Co................    9,151,950     4.1
 Oracle Corp........................    7,194,375     3.2
 Intel Corp.........................    7,164,906     3.2
 Microsoft Corp.....................    6,437,925     2.9
 MCI WorldCom, Inc..................    6,256,744     2.8
 Nortel Networks Corp...............    5,753,100     2.6
 EMC Corp...........................    5,738,119     2.6
 Ciena Corp.........................    5,686,750     2.6
 Texas Instruments, Inc.............    5,374,875     2.4
                                      -----------  ------
                                      $68,464,682    30.8%
                                      ===========  ======

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                      AVERAGE ANNUAL TOTAL RETURN
                                      ---------------------------
                                        DLJ WINTHROP
                                         GROWTH FUND
                                      -----------------
                                      WITHOUT    WITH
                                        LOAD     LOAD    S&P 500
                                      --------  -------  --------
 Class A:
     1 year.........................    21.19%   14.21%    10.12%
     5 years........................    24.65    23.18     25.26
     10 years.......................    16.18    15.50     18.78
 Class B:
     1 year.........................    20.27    16.27     10.12
     From inception 2/96............    22.91    22.91     23.47
 Class D:
     From inception 5/99............    18.96      N/A      7.47

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE
  (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS. CLASS D SHARES ARE OFFERED ONLY TO EMPLOYEES OF DLJ AND ITS SUBSIDIARIES WHO ARE ELIGIBLE TO PARTICIPATE IN THE DLJ 401(K) RETIREMENT SAVINGS PLAN FOR EMPLOYEES. CLASS D SHARES ARE NOT SUBJECT TO ANY SALES CHARGES OR DISTRIBUTION FEES.

  THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP GROWTH AND INCOME FUND

PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 2000

 MAJOR PURCHASES                      MAJOR SALES
 Avon Products, Inc.(1)               Cisco Systems, Inc.(2)
 Bell Atlantic Corp.(1)               Gartner Group, Inc.(2)
 Dallas Semiconductor Corp.(1)        IMS Health, Inc.(2)
 Exxon Mobil Corp.(1)                 Intel Corp.
 General Mills, Inc.(1)               Newell Rubbermaid, Inc.(2)
 Johnson & Johnson(1)                 NTL, Inc.
 National Fuel Gas Co.(1)             Oracle Corp.(2)
 Rohm & Haas Co.(1)                   Republic NY Corp.(2)
 Safeway, Inc.(1)                     Sysco Corp.
 Unisys Corp.(1)                      Texas Instruments, Inc.

 (1) New Holdings                     (2) Deletions

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                   PERCENT
                                         VALUE     OF FUND
                                      -----------  -------
 Tyco International Ltd.............  $ 9,095,625     3.6%
 United Technologies Corp...........    7,549,563     3.0
 Merck & Co., Inc...................    7,408,700     2.9
 Enron Corp.........................    7,400,913     2.9
 American International Group,
   Inc..............................    7,345,553     2.9
 Hewlett Packard Co.................    6,777,000     2.7
 Freddie Mac........................    6,771,188     2.7
 Burlington Northern Santa Fe.......    6,395,538     2.5
 Automatic Data Processing, Inc.....    6,253,013     2.5
 BP Amoco PLC.......................    5,638,866     2.2
                                      -----------  ------
                                      $70,635,959    27.9%
                                      ===========  ======

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                        AVERAGE ANNUAL TOTAL RETURN
                                      -------------------------------
                                           DLJ WINTHROP
                                            GROWTH AND
                                           INCOME FUND
                                      ----------------------
                                      WITHOUT      WITH
                                       LOAD        LOAD       S&P 500
                                      -------  -------------  -------
 Class A:
     1 year.........................    2.20%          -3.68%  10.12%
     5 years........................   20.22           18.81   25.26
     10 years.......................   15.26           14.58   18.78
 Class B:
     1 year.........................    1.55           -2.39   10.12
     From inception 2/96............   17.04           17.04   23.47
 Class D:
     1 year.........................    2.54             N/A   10.12

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE
  (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS. CLASS D SHARES ARE OFFERED ONLY TO EMPLOYEES OF DLJ AND ITS SUBSIDIARIES WHO ARE ELIGIBLE TO PARTICIPATE IN THE DLJ 401(K) RETIREMENT SAVINGS PLAN FOR EMPLOYEES. CLASS D SHARES ARE NOT SUBJECT TO ANY ANY SALES CHARGES OR DISTRIBUTION FEES.

  THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP SMALL COMPANY VALUE FUND

PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 2000

 MAJOR PURCHASES                      MAJOR SALES
 Benchmark Electronics, Inc.(1)       Artesyn Technologies, Inc.(2)
 Bisys Group, Inc.(1)                 Dallas Semiconductor Corp.
 CCB Financial Corp.(1)               DII Group, Inc.(2)
 CFW Communications Co.(1)            Helmerich & Payne, Inc.(2)
 Equitable Resources, Inc.(1)         IGATE Capital Corp.
 Mastech Corp.                        Jones Pharma, Inc.
 Modine Manufacturing Co.             Lee Enterprises, Inc.(2)
 Neiman Marcus Group, Inc.(1)         Modine Electronics, Inc.
 Oceaneering International, Inc.(1)   Premark International, Inc.(2)
 Performance Food Group, Inc.(1)      WICOR, Inc.(2)

 (1) New Holdings                     (2) Deletions

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                   PERCENT
                                         VALUE     OF FUND
                                      -----------  -------
 Electro Scientific Industries,
   Inc..............................  $ 5,322,475     2.1%
 Technitrol, Inc....................    4,460,800     1.8
 Invacare Corp......................    4,459,225     1.8
 Carlisle Companies, Inc............    4,456,488     1.8
 Dallas Semiconductor Corp..........    4,396,800     1.7
 Cambrex Corp.......................    4,296,800     1.7
 National Fuel Gas Co...............    4,250,400     1.7
 AptarGroup, Inc....................    4,178,100     1.7
 Beckman Coulter, Inc...............    4,122,075     1.6
 Arrow International, Inc...........    3,958,500     1.6
                                      -----------  ------
                                      $43,901,663    17.5%
                                      ===========  ======

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                       AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------
                                       DLJ WINTHROP
                                       SMALL COMPANY
                                        VALUE FUND
                                      ---------------
                                      WITHOUT   WITH
                                       LOAD     LOAD   RUSSELL 2000
                                      -------  ------  ------------
 Class A:
     1 year.........................   11.11%   4.69%       18.42%
     5 years........................   10.56    9.25        15.28
     10 years.......................   13.62   12.95        14.10
 Class B:
     1 year.........................   10.34    6.36        18.42
     From inception 2/96............    8.52    8.52        12.66

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE
  (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS.

  THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP INTERNATIONAL EQUITY FUND

ASSET ALLOCATION BY COUNTRY APRIL 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan                            23.8
United Kingdom                   20.1
France                           10.3
Hong Kong                         7.6
Italy                             7.4
Germany                           5.8
Cash & Other Assets/Liabilities   4.8
Switzerland                       4.7
Netherlands                       4.3
Spain                             2.9
Sweden                            2.6
Finland                           2.6
Portugal                          0.8
Australia                         0.8
Denmark                           0.5
Ireland                           0.4
Belgium                           0.4
Singapore                         0.2

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                                             PERCENT OF
                                                   COUNTRY       US $VALUE   NET ASSETS
                                                --------------  -----------  ----------
 Vodafone Group Plc...........................  United Kingdom  $ 2,031,925       3.1%
 Oy Nokia (Ab) Ser 'A'........................  Finland           1,743,872       2.6
 Telefonaktiebolaget LM Ericsson AB...........  Sweden            1,395,395       2.1
 Shell Transport & Trading Co.................  United Kingdom    1,389,533       2.1
 Total Fina SA................................  France            1,371,628       2.1
 NTT Mobile Communication Network, Inc........  Japan             1,336,975       2.0
 San Paolo--IMI SPA...........................  Italy             1,285,213       2.0
 China Telecom (Hong Kong) Ltd................  Hong Kong         1,242,104       1.9
 Nippon Telegraph & Telephone Corp. Ltd.......  Japan             1,029,767       1.6
 Invensys Plc.................................  United Kingdom      968,239       1.5
                                                                -----------   -------
                                                                $13,794,651      21.0%
                                                                ===========   =======

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                       AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------
                                        DLJ WINTHROP
                                        INTERNATIONAL
                                         EQUITY FUND
                                      -----------------
                                      WITHOUT    WITH    MSCI EAFE
                                        LOAD     LOAD      INDEX
                                      --------  -------  ----------
 Class A:
     1 year.........................    15.57%    8.94%     14.17%
     From inception 9/95............    11.14     9.73      11.59
 Class B:
     1 year.........................    14.72    10.72      14.17
     From inception 9/95............    10.32    10.32      11.59
 Class D:
     From inception 5/99............    19.92      N/A      19.08

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS.CLASS D SHARES ARE OFFERED ONLY TO EMPLOYEES OF DLJ AND ITS SUBSIDIARIES WHO ARE ELIGIBLE TO PARTICIPATE IN THE DLJ 401(K) RETIREMENT SAVINGS PLAN FOR EMPLOYEES. CLASS D SHARES ARE NOT SUBJECT TO ANY SALES CHARGES OR DISTRIBUTION FEES.

  THE MSCI EAFE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP DEVELOPING MARKETS FUND

ASSET ALLOCATION BY COUNTRY APRIL 30, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

South Korea                      14.2
Taiwan                           13.5
Brazil                           12.5
Mexico                           11.9
China                             7.5
South Africa                      6.5
Malaysia                          6.1
Thailand                          3.7
India                             3.4
Turkey                            2.7
Israel                            2.7
Czech Republic                    2.7
Argentina                         2.6
Venezuela                         2.0
Greece                            1.8
Chile                             1.7
Philippines                       1.5
Hungary                           1.4
Cash & Other Assets/Liabilities   0.7
Poland                            0.5
Indonesia                         0.4

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                                            PERCENT OF
                                                   COUNTRY      US $VALUE   NET ASSETS
                                                --------------  ----------  ----------
 Samsung Electronics GDR......................  South Korea     $1,450,575       7.0%
 China Telecom (Hong Kong) Ltd................  China            1,003,794       4.8
 Telefonos de Mexico SA Cl.'L' ADR............  Mexico             846,900       4.1
 Hon Hai Precision Industry...................  Taiwan             709,909       3.4
 Taiwan Semiconductor Manufacturing Co.
   Ltd........................................  Taiwan             661,753       3.2
 United Microelectronics Corp.................  Taiwan             473,607       2.3
 Compania Anonima Nacional Telefonos de
   Venezuela..................................  Venezuela          406,000       2.0
 Cifra SA de CV Ser.'V'.......................  Mexico             397,084       1.9
 SPT Telecom AS...............................  Czech Republic     387,663       1.9
 SK Telecom Co. Ltd...........................  South Korea        384,750       1.9
                                                                ----------   -------
                                                                $6,722,035      32.5%
                                                                ==========   =======

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                       AVERAGE ANNUAL TOTAL RETURN
                                      ------------------------------
                                       DLJ WINTHROP
                                        DEVELOPING
                                       MARKETS FUND        MSCI
                                      ---------------    EMERGING
                                      WITHOUT   WITH      MARKETS
                                       LOAD     LOAD    FREE INDEX
                                      -------  ------  -------------
 Class A:
     1 year.........................   15.26%   8.61%          22.11%
     From inception 9/95............    2.41    1.11            1.04
 Class B:
     1 year.........................   14.38   10.38           22.11
     From inception 9/95............    1.61    1.61            1.04

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS.

  THE MSCI EMERGING MARKETS FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF DEVELOPING COUNTRIES WORLDWIDE. THE INDEX IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP FIXED INCOME FUND

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                            PERCENT
                                                  VALUE     OF FUND
                                                ----------  -------
 Federal National Mortgage Association
   5.625%, 05/14/04...........................  $9,083,016     6.6%
 United States Treasury Notes
   7.000%, 07/15/06...........................   7,424,290     5.4
 United States Treasury Notes
   6.250%, 02/15/03...........................   6,191,125     4.5
 Federal Home Loan Bank
   7.360%, 07/01/04...........................   6,021,900     4.4
 United States Treasury Notes
   6.125%, 12/31/01...........................   5,303,295     3.9
                                                            PERCENT
                                                  VALUE     OF FUND
                                                ----------  -------
 Tyco International Group, Inc.
   7.000%, 09/01/05...........................  $4,931,250     3.6%
 MCI Communications Corp.
   6.125%, 04/15,02...........................   4,868,750     3.6
 Ford Motor Credit Co.
   7.375%, 10/28/09...........................   4,843,750     3.5
 Associates Corp.
   5.875%, 07/15/02...........................   4,831,250     3.5
 MBNA Master Credit Card Trust
   6.450%, 02/15/08...........................   4,826,600     3.5

PORTFOLIO CHARACTERISTICS APRIL 30, 2000

 30 DAY YIELD, CLASS A:     5.87%       AVERAGE RATING:                 AA*
 30 DAY YIELD, CLASS B:     5.46%       AVERAGE YEARS TO MATURITY:      7.0 years*
 30 DAY YIELD, CLASS C:     5.21%       AVERAGE COUPON:                 6.33%+*
 30 DAY YIELD, CLASS D:     6.48%       AVERAGE DURATION:               3.5 years*

 * Weighted Averages
 + Exclusive of Commercial Paper

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                              AVERAGE ANNUAL TOTAL RETURN
                                      -------------------------------------------
                                              DLJ WINTHROP
                                              FIXED INCOME
                                                  FUND              LEHMAN BROS.
                                      ----------------------------   GOV'T CORP.
                                         WITHOUT         WITH       INTERMEDIATE
                                          LOAD           LOAD        BOND INDEX
                                      -------------  -------------  -------------
 Class A:
     1 year.........................          0.60%          -4.15%          1.54%
     5 years........................          5.25            4.24           6.19
     10 years.......................          6.95            6.43           7.45
 Class B:
     1 year.........................         -0.12           -3.94           1.54
     From inception 2/96............          3.64            3.64           5.31
 Class D:
     1 year.........................          0.89             N/A           1.54

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS. CLASS D SHARES ARE OFFERED ONLY TO EMPLOYEES OF DLJ AND ITS SUBSIDIARIES WHO ARE ELIGIBLE TO PARTICIPATE IN THE DLJ 401(K) RETIREMENT SAVINGS PLAN FOR EMPLOYEES. CLASS D SHARES ARE NOT SUBJECT TO ANY SALES CHARGES OR DISTRIBUTION FEES.

  THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX IS COMPRISED OF SECURITIES IN THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX THAT HAVE MATURITIES OF 5-10 YEARS. THE LEHMAN BROTHERS
  GOVERNMENT/CORPORATE BOND INDEX INCLUDES THE LEHMAN BROTHERS GOVERNMENT BOND INDEX AND THE LEHMAN BROTHERS CORPORATE BOND INDEX, WHICH DO NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP MUNICIPAL TRUST FUND

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                            PERCENT
                                                  VALUE     OF FUND
                                                ----------  -------
 Plano, Texas Independent School District
   6.000%, 02/15/05...........................  $2,080,000     8.2%
 Wisconsin State Clean Water Revenue
   5.000%, 06/01/03...........................   2,007,500     7.9
 Houston, Texas Revenue
   5.000%, 03/01/05...........................   2,000,000     7.9
 Grand River Dam Authority, Oklahoma
   6.250%, 06/01/11...........................   1,620,000     6.4
 Denver, Colorado City & County Airport
   6.750%, 11/15/22...........................   1,593,825     6.3
                                                            PERCENT
                                                  VALUE     OF FUND
                                                ----------  -------
 Denver, Colorado City & County Airport
   6.750%, 11/15/22...........................  $1,593,825     6.3%
 Chicago, Illinois Metropolitan Water
   Reclamation District
   5.750%, 12/01/01...........................   1,126,250     4.4
 Puerto Rico Electric Power Authority
   6.000%, 07/01/11...........................   1,067,500     4.2
 Indiana University Revenue Student Fee Ser. K
   6.500%, 08/01/05...........................   1,062,500     4.2
 New York State Dormitory Authority Revenue
   6.500%, 05/15/06...........................   1,061,250     4.2

PORTFOLIO CHARACTERISTICS APRIL 30, 2000

 30 DAY YIELD, CLASS A:       3.90%          AVERAGE RATING:                   AA*
 30 DAY YIELD, CLASS B:       3.39%          AVERAGE YEARS TO MATURITY:        7.1 Years*
 30 DAY YIELD, CLASS C:       3.14%          AVERAGE COUPON:                   5.79%*
                                             AVERAGE DURATION:                 4.5 years*
 * Weighted Averages

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                              AVERAGE ANNUAL TOTAL RETURN
                                      -------------------------------------------
                                              DLJ WINTHROP
                                               MUNICIPAL
                                               TRUST FUND              LIPPER
                                      ----------------------------  INTERMEDIATE
                                         WITHOUT         WITH         MUNICIPAL
                                          LOAD           LOAD       FUND AVERAGE
                                      -------------  -------------  -------------
 Class A:
     1 year.........................         -1.04%          -5.73%         -1.18%
     5 years........................          4.59            3.59           4.72
     From inception 7/93............          3.94            3.20           4.49
 Class B:
     1 year.........................         -1.73           -5.51          -1.18
     From inception 2/96............          2.97            2.97           3.73

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS.

  THE LIPPER INTERMEDIATE MUNICIPAL FUND AVERAGE IS AN EQUALLY WEIGHTED PERFORMANCE AVERAGE OF THE FUNDS IN THE LIPPER ANALYTICAL GROUPING OF INTERMEDIATE MUNICIPAL DEBT FUNDS, ADJUSTED FOR CAPITAL GAINS AND INCOME DIVIDENDS.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

FUND HIGHLIGHTS (UNAUDITED)

DLJ WINTHROP HIGH INCOME FUND

TEN LARGEST HOLDINGS APRIL 30, 2000

                                                          PERCENT
                                                 VALUE    OF FUND
                                                --------  -------
 Esat Telecom Group PLC Ser. B
   11.875%, 12/01/08..........................  $293,750    2.11%
 Dobson/Sygnet Communications, Inc.
   13.000%, 05/01/09..........................   279,961    2.01
 Argosy Gaming Co.
   10.750%, 06/01/09..........................   261,250    1.87
 King Pharmaceutical, Inc.
   10.750%, 02/15/09..........................   256,250    1.84
 Station Casinos, Inc.
   10.125%, 03/15/06..........................   256,250    1.84
                                                          PERCENT
                                                 VALUE    OF FUND
                                                --------  -------
 Avecia Group, Inc
   11.000%, 07/01/09..........................  $255,000    1.83%
 Gentek, Inc.
   11.000%, 08/01/09..........................   254,375    1.82
 Packaging Corp. of America
   9.625%, 04/01/09...........................   253,125    1.81
 Williams Communications Group, Inc.
   10.875%, 10/01/09..........................   252,500    1.81
 Fairchild Semiconductor Corp.
   10.375%, 10/01/07..........................   251,875    1.81

PORTFOLIO CHARACTERISTICS APRIL 30, 2000

 30 DAY YIELD, CLASS A:       9.93%          AVERAGE RATING:                   B*
 30 DAY YIELD, CLASS B:       9.67%          AVERAGE YEARS TO MATURITY:        7.5 years*
 30 DAY YIELD, CLASS C:       9.37%          AVERAGE COUPON:                   9.40%+*
 30 DAY YIELD, CLASS D:      10.71%          AVERAGE DURATION:                 4.73 years*

 * Weighted Average
 + Exclusive of Commercial Paper

INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 2000

                                              AVERAGE ANNUAL TOTAL RETURN
                                      -------------------------------------------
                                              DLJ WINTHROP             LIPPER
                                            HIGH INCOME FUND          OPEN-END
                                      ----------------------------   HIGH YIELD
                                         WITHOUT         WITH         BOND FUND
                                          LOAD           LOAD          AVERAGE
                                      -------------  -------------  -------------
 Class A:
     1 year.........................         -0.35%          -5.13%         -2.56%
     From inception 3/99............          3.63           -0.71           0.98
 Class B:
     1 year.........................         -1.11           -4.72          -2.56
     From inception 3/99............          2.77            0.32           0.98
 Class D:
     From inception 5/99............          0.48             N/A          -2.08

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. INSTEAD OF A FRONT-END SALES LOAD, CLASS B SHARES ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE APPLICABLE CDSC. THE FUND COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000. THEREFORE, THE FUND DOES NOT YET HAVE A FULL YEAR OF PERFORMANCE INFORMATION FOR THIS CLASS. CLASS D SHARES ARE OFFERED ONLY TO EMPLOYEES OF DLJ AND ITS SUBSIDIARIES WHO ARE ELIGIBLE TO PARTICIPATE IN THE DLJ 401(K) RETIREMENT SAVINGS PLAN FOR EMPLOYEES. CLASS D SHARES ARE NOT SUBJECT TO ANY SALES CHARGE OR DISTRIBUTION FEES.

  THE LIPPER OPEN-END HIGH YIELD BOND FUND AVERAGE IS AN EQUALLY WEIGHTED PERFORMANCE AVERAGE OF THE FUNDS IN THE LIPPER ANALYTICAL GROUPING OF OPEN-END HIGH YIELD BOND FUNDS, ADJUSTED FOR CAPITAL GAINS AND INCOME DIVIDENDS.

  FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH FUND
COMMON STOCKS--96.1%

                                                            SHARES       VALUE
 BASIC MATERIALS--2.7%                                    ----------  ------------
 CHEMICALS-0.8%
 Praxair, Inc...........................................      42,500  $  1,888,594
                                                                      ------------
 METALS & MINING-1.1%
 Alcoa, Inc.............................................      38,000     2,465,250
                                                                      ------------
 PAPER & PAPER PRODUCTS-0.8%
 International Paper Co.................................      47,000     1,727,250
                                                                      ------------
                                                                         6,081,094
                                                                      ------------
 CAPITAL GOODS--7.5%
 AEROSPACE & DEFENSE-1.1%
 General Dynamics Corp..................................      43,400     2,538,900
                                                                      ------------
 CONGLOMORATES-5.5%
 General Electric Co....................................      58,200     9,151,950
 Tyco International Ltd.................................      68,800     3,160,500
                                                                      ------------
                                                                        12,312,450
                                                                      ------------
 ELECTRICAL EQUIPMENT-0.9%
 Emerson Electric Co....................................      34,800     1,909,650
                                                                      ------------
                                                                        16,761,000
                                                                      ------------
 CONSUMER CYCLICAL--12.2%
 BROADCASTING & CABLE TV-2.6%
 Comcast Corp.*.........................................      30,000     1,201,875
 MediaOne Group, Inc.*..................................      59,700     4,514,813
                                                                      ------------
                                                                         5,716,688
                                                                      ------------
 LEISURE RELATED-1.5%
 Disney (Walt) Co.......................................      75,900     3,287,419
                                                                      ------------
 PERSONAL & HOUSEHOLD PRODUCTS-0.6%
 Estee Lauder Companies, Inc. Cl. A.....................      31,000     1,367,875
                                                                      ------------
 PRINTING & PUBLISHING-1.3%
 Time Warner, Inc.......................................      31,700     2,851,019
                                                                      ------------
 RETAIL-GENERAL-6.2%
 CVS Corp...............................................      65,200     2,836,200
 Home Depot, Inc........................................      54,300     3,044,194
 Target Corp............................................      53,500     3,561,094
 Wal-Mart Stores, Inc...................................      80,000     4,430,000
                                                                      ------------
                                                                        13,871,488
                                                                      ------------
                                                                        27,094,489
                                                                      ------------
 CONSUMER STAPLES--15.3%
 BEVERAGE & TOBACCO-1.0%
 Coca-Cola Company......................................      45,000     2,117,812
                                                                      ------------
 DRUGS-6.7%
 Amgen, Inc.*...........................................      67,500     3,780,000
 Bristol-Myers Squibb Co................................      13,000       681,687
 Edwards Lifesciences Corp.*............................       6,200        93,000
 Johnson & Johnson......................................      23,600     1,947,000
 Merck & Co., Inc.......................................      67,500     4,691,250
 Pharmacia Corp.........................................      26,500     1,323,344
 Schering-Plough Corp...................................      58,000     2,338,125
                                                                      ------------
                                                                        14,854,406
                                                                      ------------
 FOOD & FOOD RETAILERS-2.2%
 General Mills, Inc.....................................      54,700     1,989,713
 SYSCO Corp.............................................      80,000     3,010,000
                                                                      ------------
                                                                         4,999,713
                                                                      ------------
 HOSPITAL SUPPLIES & SERVICES-1.8%
 Bard (C.R.), Inc.......................................      33,000     1,437,562
 Medtronic, Inc.........................................      48,800     2,534,550
                                                                      ------------
                                                                         3,972,112
                                                                      ------------
                                                            SHARES       VALUE
                                                          ----------  ------------

 MEDICAL EQUIPMENT & SUPPLIES-0.9%
 Baxter International, Inc..............................      31,000  $  2,018,875
                                                                      ------------
 SOAPS & TOILETRIES-2.7%
 Colgate-Palmolive Co...................................      55,500     3,170,437
 Procter & Gamble Co....................................      46,600     2,778,525
                                                                      ------------
                                                                         5,948,962
                                                                      ------------
                                                                        33,911,880
                                                                      ------------
 ENERGY--5.9%
 OIL-INTERNATIONAL-5.2%
 Chevron Corp...........................................      48,200     4,103,025
 Exxon Mobil Corp.......................................      57,000     4,428,187
 Royal Dutch Petroleum Co...............................      16,000       918,000
 Texaco, Inc............................................      42,200     2,088,900
                                                                      ------------
                                                                        11,538,112
                                                                      ------------
 OIL-SERVICES-0.7%
 Schlumberger Ltd.......................................      22,000     1,684,375
                                                                      ------------
                                                                        13,222,487
                                                                      ------------
 FINANCIAL--13.3%
 BANKING-6.2%
 Chase Manhattan Corp...................................      37,500     2,702,344
 Citigroup, Inc.........................................      59,700     3,548,419
 Fleet Boston Financial Corp............................      65,000     2,303,438
 Northern Trust Corp....................................      36,000     2,308,500
 Wells Fargo & Co.......................................      70,000     2,874,375
                                                                      ------------
                                                                        13,737,076
                                                                      ------------
 FINANCIAL SERVICES-3.8%
 American Express Co....................................      26,827     4,025,727
 Lehman Brothers Holdings, Inc..........................      37,300     3,060,931
 Providian Financial Corp...............................      14,500     1,276,906
                                                                      ------------
                                                                         8,363,564
                                                                      ------------
 INSURANCE-3.3%
 American General Corp..................................      27,800     1,556,800
 American International Group, Inc......................      24,000     2,632,500
 Hartford Financial Services, Inc.......................      58,400     3,047,750
                                                                      ------------
                                                                         7,237,050
                                                                      ------------
                                                                        29,337,690
                                                                      ------------
 TECHNOLOGY--37.0%
 COMMUNICATIONS EQUIPMENT-5.1%
 Ciena Corp.*...........................................      46,000     5,686,750
 Nortel Networks Corp...................................      50,800     5,753,100
                                                                      ------------
                                                                        11,439,850
                                                                      ------------
 COMPUTERS-15.6%
 Apple Computer, Inc.*..................................      20,000     2,481,250
 Cisco Systems, Inc.*...................................     140,000     9,705,937
 Computer Associates International, Inc.................       9,000       502,312
 EMC Corp.*.............................................      41,300     5,738,119
 International Business Machines Corp...................      24,800     2,768,300
 Microsoft Corp.*.......................................      92,300     6,437,925
 Oracle Corp.*..........................................      90,000     7,194,375
                                                                      ------------
                                                                        34,828,218
                                                                      ------------
 ELECTRONICS-9.5%
 Intel Corp.............................................      56,500     7,164,906
 Scientific-Atlanta, Inc................................      80,000     5,205,000
 Solectron Corp.*.......................................      72,000     3,370,500
 Texas Instruments, Inc.................................      33,000     5,374,875
                                                                      ------------
                                                                        21,115,281
                                                                      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH FUND

                                                            SHARES       VALUE
                                                          ----------  ------------
 OFFICE SUPPLIES-0.8%
 Avery Dennison Corp....................................      28,000  $  1,837,500
                                                                      ------------
 TELECOMMUNICATIONS-6.0%
 AT&T Corp..............................................      14,000       653,625
 MCI WorldCom, Inc.*....................................     137,700     6,256,745
 Nextel Communications, Inc.*...........................      10,000     1,094,375
 Sprint Corp. (FON Group)...............................      58,000     3,567,000
 Sprint Corp. (PCS Group)*..............................      32,000     1,760,000
                                                                      ------------
                                                                        13,331,745
                                                                      ------------
                                                                        82,552,594
                                                                      ------------
 TRANSPORT & SERVICE--2.2%
 ADVERTISING-1.7%
 Omnicom Group, Inc. ...................................      41,500     3,779,094
                                                                      ------------
 AIRLINES-0.1%
 AMR Corp.*.............................................       8,500       289,531
                                                                      ------------
 PERSONAL SERVICES-0.1%
 Sabre Holdings Corp....................................       6,142       214,586
                                                                      ------------
                                                            SHARES       VALUE
                                                          ----------  ------------

 RAILROADS-0.3%
 Burlington Northern Santa Fe Corp......................      31,500  $    759,937
                                                                      ------------
                                                                         5,043,148
                                                                      ------------
 TOTAL COMMON STOCKS
  (cost $128,748,587)...................................               214,004,382
                                                                      ------------
                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
 COMMERCIAL PAPER--4.0% (amortized cost $8,888,000)
 UBS Finance LLC 6.040%, 05/01/00**.....................  $8,888,000     8,888,000
                                                                      ------------
 TOTAL INVESTMENTS--100.1%
  (cost $137,636,587)...................................               222,892,382
                                                                      ------------
 LIABILITIES NET OF CASH AND OTHER ASSETS--(0.1)%.......                  (245,827)
                                                                      ------------
 NET ASSETS--100.0%.....................................              $222,646,555
                                                                      ============

  *  Non-income producing
 ** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH AND INCOME FUND
COMMON STOCKS--99.9%

                                                            SHARES        VALUE
 BASIC MATERIALS--8.8%                                    ----------  -------------
 CHEMICALS-1.9%
 Hannah (M.A.) Co.......................................     148,100  $  1,703,150
 Rohm & Haas Co.........................................      87,000     3,099,375
                                                                      ------------
                                                                         4,802,525
                                                                      ------------
 OIL & GAS-6.9%
 BP Amoco PLC...........................................     110,566     5,638,866
 Burlington Resources, Inc..............................      49,000     1,926,313
 Exxon Mobil Corp.......................................      41,000     3,185,187
 Schlumberger Ltd.......................................      62,500     4,785,156
 Texaco, Inc............................................      40,000     1,980,000
                                                                      ------------
                                                                        17,515,522
                                                                      ------------
                                                                        22,318,047
                                                                      ------------
 CAPITAL GOODS/ CONSTRUCTION--6.2%
 AEROSPACE & DEFENSE-6.2%
 General Dynamics Corp..................................      78,700     4,603,950
 Martin Marietta Materials, Inc.........................      65,000     3,445,000
 United Technologies Corp...............................     121,400     7,549,563
                                                                      ------------
                                                                        15,598,513
                                                                      ------------
 CONSUMER PRODUCTS & SERVICES--30.4%
 APPAREL & ACCESSORIES-0.6%
 Jones Apparel Group, Inc...............................      50,000     1,484,375
                                                                      ------------
 AUTO & TRUCK PARTS-1.0%
 Modine Manufacturing Co................................     120,000     2,647,500
                                                                      ------------
 BEVERAGES & TOBACCO-1.3%
 Philip Morris Cos., Inc................................     154,000     3,368,750
                                                                      ------------
 CONTAINERS-1.3%
 Bemis, Inc.............................................      88,200     3,246,862
                                                                      ------------
                                                            SHARES        VALUE
                                                          ----------  -------------

 DRUGS-4.4%
 Merck & Co., Inc.......................................     106,600  $  7,408,700
 Pharmacia Corp.........................................      72,352     3,613,078
                                                                      ------------
                                                                        11,021,778
                                                                      ------------
 FOODS-4.2%
 General Mills, Inc.....................................     154,200     5,609,025
 SYSCO Corp.............................................     134,000     5,041,750
                                                                      ------------
                                                                        10,650,775
                                                                      ------------
 HOSPITAL SUPPLIES & SERVICES-3.3%
 Abbott Laboratories....................................     110,000     4,228,125
 Cardinal Health, Inc...................................      75,000     4,129,687
                                                                      ------------
                                                                         8,357,812
                                                                      ------------
 HOUSEHOLD FURNITURE-1.1%
 Leggett & Platt, Inc...................................     127,600     2,727,450
                                                                      ------------
 LEISURE-0.9%
 Cedar Fair LP..........................................     116,400     2,233,425
                                                                      ------------
 MEDICAL & ENTERTAINMENT-1.4%
 Time Warner, Inc.......................................       6,000       539,625
 Viacom, Inc............................................      57,000     3,099,375
                                                                      ------------
                                                                         3,639,000
                                                                      ------------
 PRINTING & PUBLISHING-2.7%
 New York Times Co. Cl. A...............................      80,000     3,295,000
 Tribune Co.............................................      89,200     3,467,650
                                                                      ------------
                                                                         6,762,650
                                                                      ------------
 RETAIL-FOOD & DRUGS-3.5%
 Safeway, Inc...........................................     111,500     4,919,938
 Walgreen Co............................................     141,500     3,979,688
                                                                      ------------
                                                                         8,899,626
                                                                      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP GROWTH AND INCOME FUND

                                                            SHARES        VALUE
                                                          ----------  -------------
 RETAIL-GENERAL-1.0%
 Federated Department Stores, Inc.......................      78,300  $  2,662,200
                                                                      ------------
 SOAPS & TOILETRIES-3.7%
 Avon Products, Inc.....................................     134,500     5,581,750
 Johnson and Johnson....................................      45,000     3,712,500
                                                                      ------------
                                                                         9,294,250
                                                                      ------------
                                                                        76,996,453
                                                                      ------------
 ENERGY--6.9%
 OIL-DOMESTIC-1.5%
 National Fuel Gas Co...................................      82,000     3,889,875
                                                                      ------------
 OIL-SUPPLIES & CONSTRUCTION-5.4%
 Enron Corp.............................................     106,200     7,400,812
 Halliburton Co.........................................      75,600     3,340,575
 New Jersey Resources Corp..............................      28,000     1,127,000
 San Juan Basin Royalty Trust...........................     180,000     1,676,250
                                                                      ------------
                                                                        13,544,637
                                                                      ------------
                                                                        17,434,512
                                                                      ------------
 FINANCIAL SERVICES--15.1%
 BANKING-6.5%
 Bank of America Corp...................................      61,221     2,999,829
 Citigroup, Inc.........................................      45,000     2,674,687
 Firstar Corp...........................................      89,000     2,213,875
 Household International, Inc...........................      50,000     2,087,500
 U.S. Bancorp...........................................     175,296     3,560,700
 Washington Mutual, Inc.................................     116,200     2,970,363
                                                                      ------------
                                                                        16,506,954
                                                                      ------------
 INSURANCE-5.1%
 American International Group, Inc......................      66,968     7,345,553
 Hartford Financial Services Group......................      25,000     1,304,687
 HSB Group, Inc.........................................      90,000     2,610,000
 Progressive Corp.......................................      25,000     1,635,938
                                                                      ------------
                                                                        12,896,178
                                                                      ------------
 OTHER-3.5%
 Block (H&R), Inc.......................................      50,000     2,090,625
 Freddie Mac............................................     147,400     6,771,187
                                                                      ------------
                                                                         8,861,812
                                                                      ------------
                                                                        38,264,944
                                                                      ------------
 PUBLIC UTILITIES--2.1%
 ELECTRIC-0.5%
 Ameren Corp............................................      30,000     1,100,625
                                                                      ------------
 OIL & GAS-1.1%
 Washington Gas Light Co................................     109,990     2,818,494
                                                                      ------------
 TELEPHONE-0.5%
 GTE Corp...............................................      20,000     1,355,000
                                                                      ------------
                                                                         5,274,119
                                                                      ------------
 SCIENCE &
  TECHNOLOGY--21.3%
 COMPUTERS-10.1%
 Automatic Data Processing, Inc.........................     116,200     6,253,012
 Computer Associates International, Inc.................      42,700     2,383,194
 Gateway 2000, Inc.*....................................      71,000     3,922,750
 Hewlett-Packard Co.....................................      50,200     6,777,000
 Texas Instruments, Inc.................................       9,000     1,465,875
 Unisys Corp............................................     209,000     4,846,188
                                                                      ------------
                                                                        25,648,019
                                                                      ------------
                                                            SHARES        VALUE
                                                          ----------  -------------

 ELECTRONICS-1.4%
 Electro Scientific Industries, Inc.....................      55,000  $  3,468,437
                                                                      ------------
 SEMICONDUCTORS-2.0%
 Dallas Semiconductor Corp..............................      84,000     3,606,750
 Intel Corp.............................................      10,600     1,344,212
                                                                      ------------
                                                                         4,950,962
                                                                      ------------
 TELECOMMUNICATIONS-7.8%
 Alltel Corp............................................      64,800     4,317,300
 Bell Atlantic Corp.....................................      61,000     3,614,250
 Comcast Corp.-Special Cl. A............................     137,600     5,512,600
 Cox Communication, Inc. Cl. A*.........................      30,000     1,284,375
 NTL, Inc.*.............................................      15,833     1,211,210
 Sprint Corp............................................      63,800     3,923,700
                                                                      ------------
                                                                        19,863,435
                                                                      ------------
                                                                        53,930,853
                                                                      ------------
 TRANSPORT & SERVICE--2.5%
 RAILROADS-2.5%
 Burlington Northern Santa Fe...........................     265,100     6,395,538
                                                                      ------------
 MISCELLANEOUS--6.6%
 DIVERSIFIED-5.7%
 Berkshire Hathaway, Inc................................          70     4,151,000
 Loews Corp.............................................      23,000     1,267,875
 Tyco International Ltd.................................     198,000     9,095,625
                                                                      ------------
                                                                        14,514,500
                                                                      ------------
 LIMITED PARTNERSHIP-TIMBER-0.5%
 Plum Creek Timber Co. LP...............................      50,000     1,218,750
                                                                      ------------
 REAL ESTATE INVESTMENT TRUST-0.4%
 General Growth Properties..............................      30,000       986,250
                                                                      ------------
                                                                        16,719,500
                                                                      ------------
 TOTAL COMMON STOCKS
  (cost $186,833,695)...................................               252,932,479
                                                                      ------------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
 U.S. GOVERNMENT AGENCIES--0.4% (cost $997,614)
 Federal Home Loan Bank 6.700%, 06/25/14................  $1,000,000       934,270
                                                                      ------------
 COMMERCIAL PAPER--0.4% (amortized cost $903,000)
 UBS Finance LLC, 6.040%, 05/01/00**....................     903,000       903,000
                                                                      ------------

 TOTAL INVESTMENTS--100.7%
  (cost $188,734,309)...................................               254,769,749
                                                                      ------------
 LIABILITIES NET OF CASH AND OTHER ASSETS--(0.7%).......                (1,981,147)
                                                                      ------------
 NET ASSETS--100.0%.....................................              $252,788,602
                                                                      ============

  *  Non-income producing
 ** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP SMALL COMPANY VALUE FUND
COMMON STOCKS--100.2%

                                                           SHARES      VALUE
 BASIC MATERIALS--9.3%                                    --------  ------------
 CHEMICALS-6.1%
 Cambrex Corp...........................................  104,800   $  4,296,800
 Dexter Corp............................................   35,900      1,970,012
 Hanna (M.A.) Co........................................  138,800      1,596,200
 Minerals Technologies, Inc.............................   35,000      1,618,750
 Rogers Corp.*..........................................   36,300      2,445,712
                                                                    ------------
                                                                      11,927,474
                                                                    ------------
 PACKAGING-2.1%
 AptarGroup, Inc........................................  146,600      4,178,100
                                                                    ------------
 PAPER-1.1%
 Longview Fibre Co......................................  166,000      2,116,500
                                                                    ------------
                                                                      18,222,074
                                                                    ------------
 CAPITAL GOODS/ CONSTRUCTION--11.6%
 AEROSPACE-2.7%
 Esco Electronics Corp.*................................  119,000      1,941,187
 Teleflex, Inc..........................................   99,900      3,452,793
                                                                    ------------
                                                                       5,393,980
                                                                    ------------
 BUILDING & CONSTRUCTION-5.4%
 Applied Power, Inc. Cl. A..............................   63,900      1,829,137
 Carlisle Companies, Inc................................  108,200      4,456,487
 Lydall, Inc.*..........................................  174,500      1,548,688
 RPM, Inc. Ohio.........................................  267,187      2,705,268
                                                                    ------------
                                                                      10,539,580
                                                                    ------------
 ELECTRICAL EQUIPMENT-3.5%
 AMETEK, Inc............................................  172,000      3,536,750
 Woodhead Industries, Inc...............................  197,800      3,313,150
                                                                    ------------
                                                                       6,849,900
                                                                    ------------
                                                                      22,783,460
                                                                    ------------
 CONSUMER CYCLICAL--18.3%
 AUTO RELATED-2.5%
 Modine Manufacturing Co................................  120,400      2,656,325
 Myers Industries, Inc..................................  162,427      2,273,978
                                                                    ------------
                                                                       4,930,303
                                                                    ------------
 FOOD SERVICE/LODGING-4.2%
 Marcus Corp............................................  149,975      1,602,858
 Performance Food Group, Inc.*..........................  133,000      3,507,875
 Universal Foods Corp...................................  191,800      3,152,712
                                                                    ------------
                                                                       8,263,445
                                                                    ------------
 HOUSEHOLD FURNITURE/APPLIANCES-2.4%
 Chromcraft Revington, Inc.*............................  206,600      2,505,025
 HON Industries, Inc....................................   92,000      2,294,250
                                                                    ------------
                                                                       4,799,275
                                                                    ------------
 LEISURE & RECREATIONAL PRODUCTS-0.6%
 Handleman Co...........................................  100,000      1,200,000
                                                                    ------------
 PRINTING & PUBLISHING-3.9%
 Banta Corp.............................................  168,250      3,291,391
 Harte Hanks, Inc.......................................   90,000      2,227,500
 Lee Enterprises, Inc...................................   20,200        458,288
 Meredith Corp..........................................   62,000      1,724,375
                                                                    ------------
                                                                       7,701,554
                                                                    ------------
                                                           SHARES      VALUE
                                                          --------  ------------

 RETAIL-GENERAL-4.7%
 Lands' End, Inc.*......................................   40,000   $  1,692,500
 Michael's Stores, Inc.*................................   72,000      2,839,500
 Neiman Marcus Group, Inc.*.............................   90,000      2,278,125
 Ruddick Corp...........................................  217,700      2,489,944
                                                                    ------------
                                                                       9,300,069
                                                                    ------------
                                                                      36,194,646
                                                                    ------------
 CONSUMER STAPLES--8.4%
 DRUGS-2.0%
 Jones Pharma, Inc......................................   70,500      2,031,281
 Pharmaceutical Product Development, Inc.*..............  115,000      1,933,438
                                                                    ------------
                                                                       3,964,719
                                                                    ------------
 HOSPITAL SUPPLIES & SERVICES-6.4%
 Arrow International, Inc...............................  116,000      3,958,500
 Beckman Coulter, Inc...................................   63,600      4,122,075
 Invacare Corp..........................................  166,700      4,459,225
                                                                    ------------
                                                                      12,539,800
                                                                    ------------
                                                                      16,504,519
                                                                    ------------
 ENERGY--3.2%
 OIL-SUPPLIES & CONSTRUCTION-3.2%
 Oceaneering International, Inc.*.......................  122,000      2,104,500
 Tidewater, Inc.........................................   54,100      1,609,475
 Varco International, Inc.*.............................  210,200      2,627,500
                                                                    ------------
                                                                       6,341,475
                                                                    ------------
 FINANCIAL--16.3%
 BANKS-8.9%
 AmSouth Bancorporation.................................  164,022      2,388,570
 Associated Banc-Corp...................................   64,000      1,636,000
 CCB Financial Corp.....................................   64,000      2,532,000
 Centura Banks, Inc.....................................   58,000      2,396,125
 Cullen/Frost Bankers, Inc..............................  122,000      3,011,875
 FirstMerit Corp........................................  180,000      2,947,500
 Peoples' Bank, Inc.....................................  125,000      2,546,875
                                                                    ------------
                                                                      17,458,945
                                                                    ------------
 INSURANCE-7.4%
 Brown & Brown, Inc.....................................   76,900      3,085,612
 Horace Mann Educators Corp.............................  164,400      2,394,075
 HSB Group, Inc.........................................  114,950      3,333,550
 Protective Life Corp...................................  126,200      3,005,138
 ReliaStar Financial Corp...............................   65,000      2,799,062
                                                                    ------------
                                                                      14,617,437
                                                                    ------------
                                                                      32,076,382
                                                                    ------------
 PUBLIC UTILITIES--5.6%
 ELECTRIC-1.8%
 Equitable Resources, Inc...............................   76,000      3,524,500
                                                                    ------------
 GAS-3.8%
 National Fuel Gas Co...................................   89,600      4,250,400
                                                                    ------------
 Washington Gas Light Co................................  128,500      3,292,813
                                                                    ------------
                                                                       7,543,213
                                                                    ------------
                                                                      11,067,713
                                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP SMALL COMPANY VALUE FUND

                                                           SHARES      VALUE
 TECHNOLOGY--20.3%                                        --------  ------------
 COMPUTER SERVICES-1.2%
 Bisys Group, Inc.*.....................................   38,000   $  2,377,375
                                                                    ------------
 ELECTRONICS-14.6%
 Benchmark Electronics, Inc.*...........................   76,400      3,070,325
 Dallas Semiconductor Corp..............................  102,400      4,396,800
 Electro Scientific Industries, Inc.*...................   84,400      5,322,475
 Gerber Scientific, Inc.................................   80,000      1,110,000
 Methode Electronics, Inc. Cl. A........................   79,150      3,298,329
 Pericom Semiconductor Corp.*...........................   55,000      2,416,563
 Pioneer Standard Electronics, Inc......................  239,450      3,666,578
 Technitrol, Inc........................................   65,600      4,460,800
 Teradyne, Inc.*........................................   10,000      1,100,000
                                                                    ------------
                                                                      28,841,870
                                                                    ------------
 SOFTWARE & PROGRAMMING-3.0%
 IGATE Capital Corp.*...................................   51,900      1,557,000
 Mentor Graphics Corp.*.................................  111,100      1,458,188
 Progress Software Corp.*...............................  148,800      2,976,000
                                                                    ------------
                                                                       5,991,188
                                                                    ------------
 TELECOMMUNICATIONS-1.5%
 CFW Communications Co..................................   75,000      2,887,500
                                                                    ------------
                                                                      40,097,933
                                                                    ------------
 TRANSPORT & SERVICE--5.2%
 PROFESSIONAL SERVICES-3.2%
 RemedyTemp, Inc.*......................................  120,000      2,377,500
 Tetra Tech, Inc........................................  165,875      3,908,430
                                                                    ------------
                                                                       6,285,930
                                                                    ------------
 TRUCKING & SHIPPING-2.0%
 Werner Enterprises, Inc................................  206,750      3,876,563
                                                                    ------------
                                                                      10,162,493
                                                                    ------------

                                                           SHARES      VALUE
 MISCELLANEOUS--2.0%                                      --------  ------------
 DIVERSIFIED-1.5%
 Brady (W.H.) Cl. A.....................................  102,700   $  3,016,813
                                                                    ------------
 REAL ESTATE INVESTMENT TRUST-0.5%
 Liberty Property Trust.................................   42,000      1,039,500
                                                                    ------------
                                                                       4,056,313
                                                                    ------------
 TOTAL COMMON STOCKS
  (cost $149,117,130)...................................             197,507,008
                                                                    ------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                          ---------
 COMMERCIAL PAPER--0.3% (amortized cost $601,000)
 UBS Finance LLC 6.040%, 05/01/00**.....................  $601,000        601,000
                                                                     ------------

 TOTAL INVESTMENTS--100.5%
  (cost $149,718,130)...................................              198,108,008
                                                                     ------------
 LIABILITIES NET OF CASH AND OTHER ASSETS--(0.5%).......               (1,081,504)
                                                                     ------------
 NET ASSETS--100.0%.....................................             $197,026,504
                                                                     ============

  *  Non-income producing
 ** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP INTERNATIONAL EQUITY FUND

                                                           SHARES      VALUE
 COMMON STOCKS--95.2%                                     --------  -----------
 AUSTRALIA-0.8%
 National Australia Bank Ltd............................     4,410  $    60,420
 Normandy Mining Ltd....................................    39,440       23,033
 Qantas Airways Ltd.....................................    42,100       90,232
 Telstra Corporation Ltd................................    36,150      154,959
 The News Corporation Ltd...............................     9,810      124,584
 Woodside Petroleum Ltd.................................     8,100       50,095
                                                                    -----------
                                                                        503,323
                                                                    -----------
 BELGIUM-0.4%
 Fortis Cl. 'B'.........................................    10,970      276,945
                                                                    -----------
 DENMARK-0.5%
 Tele Danmark AS........................................     4,510      330,266
                                                                    -----------
 FINLAND-2.6%
 Oy Nokia (Ab) Ser 'A'..................................    30,400    1,743,872
                                                                    -----------
 FRANCE-10.3%
 Accor SA...............................................     8,000      297,094
 Air Liquide SA.........................................     2,137      278,201
 Alcatel Alsthom........................................     1,943      450,427
 Aventis SA.............................................     4,700      258,503
 CAP Gemini SA..........................................     1,000      196,366
 Carrefour SA...........................................     3,646      237,324
 Danone Groupe..........................................     1,310      286,417
 Hachette Filipacchi Medias.............................     2,674      199,215
 Lafarge SA.............................................     4,750      393,390
 LVMH (Moet-Hennessy Luois Vuitton).....................       860      360,891
 Pinault-Printemps-Redoute SA...........................     1,500      302,594
 PSA Peugeot Citroen SA.................................     1,000      206,911
 Publicis SA............................................       325      157,774
 Rhodia SA..............................................    10,365      192,226
 Suez Lyonnaise des Eaux SA.............................     2,350      368,526
 Television Francaise...................................       618      423,053
 Total Fina SA..........................................     9,040    1,371,628
 Vivendi................................................     8,140      805,128
                                                                    -----------
                                                                      6,785,668
                                                                    -----------
 GERMANY-5.8%
 Allianz AG.............................................     1,904      714,873
 Bayerische Vereinsbank AG..............................     5,450      338,894
 BASF AG................................................    10,700      462,536
 Celanese AG*...........................................       338        6,653
 Deutsche Bank AG.......................................     3,200      214,984
 Deutsche Lufthansa AG..................................    10,690      224,492
 Deutsche Telecom AG....................................    13,220      847,290
 Hoechst AG.............................................     7,490      203,594
 SAP AG.................................................     1,380      815,463
                                                                    -----------
                                                                      3,828,779
                                                                    -----------
 HONG KONG-7.6%
 Cheung Kong (Holdings) Ltd.............................    60,000      716,377
 China Resources Enterprises Ltd........................   110,000      138,397
 China Telecom (Hong Kong) Ltd..........................   172,000    1,242,104
 Citic Pacific Ltd......................................   170,000      779,156
 Hong Kong & China Gas Company Ltd......................   309,100      339,291
 Hong Kong Electric Holdings............................    55,000      171,584
 Hutchison Whampoa Ltd..................................    45,000      655,716
 I-Cable Communications Ltd.*...........................       235          103
 New World China Land Ltd...............................       190           49
 New World Development Company Ltd......................   125,000      168,503
                                                           SHARES      VALUE
                                                          --------  -----------

 Shanghai Industrial Holdings Ltd.......................   156,000  $   281,390
 SmarTone Telecommunications Holdings Ltd...............    61,000      191,085
 Total Access Communication Public Company Ltd..........    44,000      115,720
 Wharf (Holdings) Ltd...................................    94,000      194,898
                                                                    -----------
                                                                      4,994,373
                                                                    -----------
 IRELAND-0.4%
 Bank of Ireland Plc (London)...........................    19,960      134,278
 Bank of Ireland Plc (Dublin)...........................    15,760      106,309
 CRH Plc................................................     1,493       23,875
                                                                    -----------
                                                                        264,462
                                                                    -----------
 ITALY-7.4%
 Autogrill SPA..........................................    29,412      280,754
 Banca Nazionale del Lavoro SPA.........................    80,000      261,821
 ENI SPA................................................    60,782      302,255
 Italcementi SPA........................................    31,683      278,813
 Mediolanum SPA.........................................    44,929      745,420
 Saipem SPA.............................................   141,700      700,778
 San Paolo-IMI SPA......................................    91,800    1,285,213
 Seat Pagine Gialle SPA.................................   210,000      628,097
 Telecom Italia SPA.....................................    91,824      361,456
                                                                    -----------
                                                                      4,844,607
                                                                    -----------
 JAPAN-23.8%
 Bank of Tokyo-Mitsubishi Ltd...........................    36,000      464,645
 Bridgestone Corp. Ltd..................................    16,000      347,391
 Canon, Inc.............................................    12,000      548,863
 Daiwa Securities Group, Inc............................    15,000      229,156
 Fujitsu Ltd............................................    10,000      283,320
 Fujitsu Support and Service, Inc.......................     3,000      444,424
 Fujitsu Support and Service, Inc.--New*................     3,000      348,317
 Hitachi Ltd............................................    40,000      477,756
 Honda Motor Co. Ltd....................................    11,000      491,922
 Ito-Yokado Co. Ltd.....................................     5,000      365,261
 Japan Tobacco Inc......................................        39      287,070
 Minebea Co. Ltd........................................    24,000      293,320
 Mitsubishi Chemical Corp. Ltd..........................   130,000      521,180
 Mitsui Fudosan Co. Ltd.................................    34,000      345,651
 NEC Corp. Ltd..........................................    25,000      680,524
 Nintendo Co. Ltd.......................................     3,000      499,977
 Nippon Express Co. Ltd.................................    55,000      347,299
 Nippon Telegraph & Telephone Corp. Ltd.................        83    1,029,767
 NTT Data Corporation Ltd...............................        36      479,978
 NTT Mobile Communication Network, Inc..................        40    1,336,975
 Oji Paper Co. Ltd......................................    60,000      376,649
 Shiseido Co. Ltd.......................................    21,000      265,599
 Sony Corp. Ltd.........................................     7,000      804,315
 Sony Corporation New Ltd*..............................     7,000      810,148
 Sumitomo Bakelite Co. Ltd..............................    40,000      440,350
 Takeda Chemical Industries Ltd.........................    12,000      789,963
 TDK Corp. Ltd..........................................     4,000      535,901
 The Asahi Bank Ltd.....................................   100,000      481,459
 Toshiba Corp. Ltd......................................    55,000      533,679
 Toyota Motor Corp. Ltd.................................    12,000      596,639
 World Co. Ltd..........................................     2,000      148,141
 World Co. Ltd--New*....................................     1,000       75,182
                                                                    -----------
                                                                     15,680,821
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP INTERNATIONAL EQUITY FUND

                                                           SHARES      VALUE
                                                          --------  -----------
 NETHERLANDS-4.3%
 Heineken NV............................................     6,020  $   333,840
 ING Groep NV...........................................    13,260      723,521
 Koninklijke (Royal) Philips Electronics NV.............    16,236      724,280
 Lycos Europe NV*.......................................     1,630       24,895
 VNU NV.................................................     6,000      321,003
 StMicroelectronics NV..................................     3,750      715,575
                                                                    -----------
                                                                      2,843,114
                                                                    -----------
 PORTUGAL-0.8%
 Banco Pinto & Sotto Mayor SA...........................    11,931      250,445
 Portugal Telecom SA....................................    26,695      297,774
                                                                    -----------
                                                                        548,219
                                                                    -----------
 SINGAPORE-0.2%
 Fraser & Neave Ltd.....................................    15,100       48,667
 Singapore Airlines Ltd.................................    10,900      113,695
                                                                    -----------
                                                                        162,362
                                                                    -----------
 SPAIN-2.9%
 Banco Santander SA.....................................    50,000      521,369
 Endesa SA..............................................    19,820      429,918
 Grupo Dragados SA......................................    50,445      385,220
 Telefonica SA..........................................    24,859      553,231
                                                                    -----------
                                                                      1,889,738
                                                                    -----------
 SWEDEN-2.6%
 Nordbanken Holding AB..................................    44,650      281,397
 Telefonaktiebolaget LM Ericsson AB.....................    15,696    1,395,395
 Tele1 Europe Holding AB*...............................     4,080       64,170
                                                                    -----------
                                                                      1,740,962
                                                                    -----------
 SWITZERLAND-4.7%
 Nestle SA..............................................       360      634,177
 Novartis AG-Reg. Shares................................       523      730,085
 Roche Holding AG.......................................        40      417,454
 Schindler Holding AG...................................       200      284,986
 UBS-Union Bank of Switzerland Ltd......................     2,135      522,708
 Zurich Allied AG.......................................     1,215      516,078
                                                                    -----------
                                                                      3,105,488
                                                                    -----------
                                                           SHARES      VALUE
                                                          --------  -----------

 UNITED KINGDOM-20.1%
 AstraZeneca Group Plc..................................     6,500  $   272,325
 Bank of Scotland Plc...................................    24,440      217,458
 Barclays Plc...........................................    26,532      681,162
 BG Group Plc...........................................   100,000      604,076
 BP Amoco Plc...........................................    97,011      837,496
 British Aerospace Plc..................................    58,642      363,601
 British Telecommunications Plc.........................    46,607      832,291
 Cable & Wireless Plc...................................    27,440      454,982
 Carlton Communications Plc.............................        10          121
 CGU Plc................................................    15,000      214,969
 EMAP Plc...............................................    12,000      232,601
 Energis Plc*...........................................     4,900      241,833
 Glaxo Wellcome Plc.....................................    27,808      859,824
 Hanson Plc.............................................    52,900      388,327
 Invensys Plc...........................................   201,100      968,239
 Kingfisher Plc.........................................    43,439      357,765
 Prudential Corporation Plc.............................    40,690      630,018
 Reed International Plc.................................    67,700      470,621
 Royal Bank of Scotland Group Plc.......................    45,252      704,895
 Smithkline Beecham Plc.................................    18,788      257,263
 Shell Transport & Trading Co. Plc......................   170,000    1,389,533
 Tesco Plc..............................................    61,860      210,437
 Vodafone Group Plc.....................................   444,671    2,031,925
                                                                    -----------
                                                                     13,221,762
                                                                    -----------

 TOTAL INVESTMENTS--95.2%
  (cost $50,590,166)....................................             62,764,761
                                                                    -----------
 CASH AND OTHER ASSETS NET OF LIABILITIES--4.8%.........              3,139,747
                                                                    -----------
 NET ASSETS--100%.......................................            $65,904,508
                                                                    ===========

  *  Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP DEVELOPING MARKETS FUND

                                                            SHARES       VALUE
 COMMON STOCKS--86.8%                                     ----------  -----------
 ARGENTINA-2.6%
 Banco de Galicia y Buenos Aires SA.....................       8,739  $    37,953
 IRSA Inversiones y Representaciones SA.................      13,500       39,852
 PC Holdings SA.........................................      94,536      143,793
 Siderca SA Cl. 'A'.....................................      44,150       93,662
 Telefonica de Argentina SA ADR.........................       8,100      226,294
                                                                      -----------
                                                                          541,554
                                                                      -----------
 CHILE-1.7%
 Cia Cervecerias Unidas SA ADR..........................       3,760       83,895
 Cia de Telecomunicaciones de Chile SA ADR..............       7,963      147,315
 Enersis SA ADR.........................................       2,273       42,335
 Quimica Minera Chile SA ADR............................       3,099       76,700
                                                                      -----------
                                                                          350,245
                                                                      -----------
 CHINA-7.5%
 China Telecom (Hong Kong) Ltd..........................     139,000    1,003,794
 Citic Pacific Ltd......................................      65,000      297,912
 Legend Holdings Ltd....................................     112,000      130,129
 Pacific Century CyberWorks Ltd*........................      70,000      130,309
                                                                      -----------
                                                                        1,562,144
                                                                      -----------
 CZECH REPUBLIC-2.7%
 Ceske Energeticke Zavody AS*...........................      34,331      100,342
 SPT Telecom AS*........................................      20,840      387,663
 Tabak AS...............................................         469       75,306
                                                                      -----------
                                                                          563,311
                                                                      -----------
 GREECE-1.8%
 Bank of Piraeus........................................       5,700      101,128
 Panafon Hellenic Telecom SA............................      16,400      197,670
 Titan Cement Company SA................................       1,800       72,456
                                                                      -----------
                                                                          371,254
                                                                      -----------
 HUNGARY-1.4%
 Gedeon Richter Rt......................................         460       25,530
 Magyar Tavkozlesi Rt.*.................................       3,900      135,769
 Mol Magyar Olaj GDR....................................       7,000      123,375
                                                                      -----------
                                                                          284,674
                                                                      -----------
 INDIA-3.4%
 ICICI Bank Ltd.*.......................................       7,000      120,750
 Mahindra & Mahindra Ltd. GDR*..........................      25,000      168,750
 Mahanagar Telephone Nigam Ltd..........................      17,000      222,062
 Ranbaxy Laboratories GDR...............................       6,000      114,450
 Videsh Sanchar GDR*....................................       4,000       80,001
                                                                      -----------
                                                                          706,013
                                                                      -----------
 INDONESIA-0.4%
 PT Telekomunikasi Indonesia ADR........................      10,000       86,250
                                                                      -----------
 ISRAEL-2.7%
 Check Point Software Technologies Ltd.*................       1,000      173,000
 ECI Telecom Ltd........................................       3,000       83,438
 Elbit Medical Imaging Ltd..............................       2,000       20,750
 Scitex Corporation Ltd.*...............................       6,000       71,250
 Teva Pharmaceutical Industries Ltd.....................       5,000      220,000
                                                                      -----------
                                                                          568,438
                                                                      -----------
                                                            SHARES       VALUE
                                                          ----------  -----------

 MALAYSIA-6.1%
 Berjaya Sports Toto Bhd................................      38,600  $    80,755
 Gamuda Bhd.............................................      28,000       37,210
 Genting Bhd............................................      22,000       88,579
 Malayan Banking Bhd....................................      57,100      237,416
 Public Bank Bhd........................................      54,000       75,316
 Rothmans of Pall Mall Bhd..............................      12,500       97,039
 Tanjong Plc............................................      25,000       69,079
 Telecom Malaysia Bhd...................................      65,500      227,526
 Tenaga Nasional Bhd....................................      62,400      206,905
 Unisem (M) Bhd.........................................       8,000       71,053
 YTL Corporation Bhd....................................      48,000       78,316
 YTL Corporation Bhd Warrants*..........................       3,650        2,113
                                                                      -----------
                                                                        1,271,307
                                                                      -----------
 MEXICO-11.9%
 Cemex SA de CV.........................................      34,300      149,447
 Cifra SA de CV Ser. 'V'................................     171,402      397,084
 Fomento Economico Mexicano SA de CV....................      66,000      271,435
 Grupo Carso SA de CV Ser. 'A'*.........................      51,810      176,187
 Grupo Financiero Banamex Accival SA de CV..............      25,200       91,320
 Grupo Financiero Banorte SA de CV......................      51,700       72,523
 Grupo Industrial Bimbo SA de CV........................      58,436       76,383
 Grupo Iusacell SA de CV ADR*...........................       7,000      111,563
 Grupo Televisa SA GDR*.................................       4,200      266,437
 Telefonos de Mexico SA Cl. 'L' ADR.....................      14,400      846,900
                                                                      -----------
                                                                        2,459,279
                                                                      -----------
 PHILIPPINES-1.5%
 Manila Electric Company Cl. 'B'........................      80,000      143,393
 Philippine Long Distance Telephone Co..................       9,000      165,938
                                                                      -----------
                                                                          309,331
                                                                      -----------
 POLAND-0.5%
 Telekomukacja Polska SA................................      15,190      111,461
                                                                      -----------
 SOUTH AFRICA-6.5%
 Anglo American Corp....................................       2,900      122,920
 AngloGold Ltd..........................................         600       22,830
 Barlow Ltd.............................................       9,500       59,896
 De Beers Centenary AG..................................      18,675      382,837
 Liberty Life Association of Africa Ltd.................       4,900       45,889
 Metro Cash & Carry Ltd.................................     162,300      122,314
 Nedcor Ltd.............................................       5,500      104,314
 Pick' N Pay Stores Ltd.................................      40,800       64,385
 Rembrandt Group Ltd....................................      17,700      137,308
 Sasol Ltd..............................................      20,000      117,395
 South African Breweries Ltd............................      20,540      151,464
 Standard Bank Investment Corp. Ltd.....................       5,746       21,186
                                                                      -----------
                                                                        1,352,738
                                                                      -----------
 SOUTH KOREA-14.2%
 Korea Electrical Power ADR.............................      19,000      311,125
 L.G. Chemical Ltd......................................       7,000      160,847
 Samsung Electronics GDR................................       9,000    1,450,575
 Samsung Electro-Mechanics Co. Ltd......................       5,000      340,167
 Shinhan Bank Ltd.......................................      30,000      287,902
 SK Telecom Co. Ltd.....................................      12,000      384,750
                                                                      -----------
                                                                        2,935,366
                                                                      -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP DEVELOPING MARKETS FUND

                                                            SHARES       VALUE
                                                          ----------  -----------
 TAIWAN-13.5%
 Acer, Inc.*............................................      18,200  $   193,375
 Cathay Construction Corp...............................     152,050       51,685
 Cathay Life Insurance Co. Ltd..........................      26,611       64,364
 Evergreen Marine Corp..................................      63,914       50,137
 Far Eastern Textile Ltd................................     153,299      235,498
 Formosa Chemicals & Fibre Corp.........................      52,179       71,630
 Hon Hai Precision Industry*............................      73,626      709,909
 Hua Nan Commercial Bank................................      31,315       28,864
 International Commercial Bank of China.................      63,701       50,594
 Microtek International, Inc.*..........................      72,980       45,322
 Pacific Electrical Wire & Cable Corp.*.................     122,792      121,207
 Taiwan Semiconductor
   Manufacturing Co. Ltd*...............................      12,650      661,753
 U-Ming Marine Transport Corp...........................     102,206       37,582
 United Microelectronics Corp...........................     140,000      473,607
 Yang Ming Marine Transport.............................       4,801        2,793
                                                                      -----------
                                                                        2,798,320
                                                                      -----------
 THAILAND-3.7%
 Bangkok Bank Public Co. Ltd............................      95,100      161,144
 PTT Exploration and Production Public Co. Ltd*.........      13,100       66,421
 Siam Cement Public Co. Ltd.............................       4,700      108,656
 TelecomAsia Corporation Public Co. Ltd*................     165,900      222,275
 Thai Farmers Bank Public Co. Ltd.......................     195,200      205,123
                                                                      -----------
                                                                          763,619
                                                                      -----------
 TURKEY-2.7%
 Akcansa Cimento AS.....................................   2,896,000       63,944
 Aygar AS...............................................     894,000      102,349
 Tupras-Turkiye Petrol Rafinerileri AS..................   1,399,000       96,098
 Turkiye Garanti Bankasi AS*............................   6,255,000      105,368
 Yapi ve Kredi Bankasi AS...............................   6,078,000      193,839
                                                                      -----------
                                                                          561,598
                                                                      -----------
 VENEZUELA-2.0%
 Compania Anonima Nacional Telefonos de Venezuela.......      14,000      406,000
                                                                      -----------
 TOTAL COMMON STOCKS
  (cost $16,536,330)....................................               18,002,902
                                                                      -----------

 PREFERRED                                                  SHARES       VALUE
 STOCKS--12.5%                                            ----------  -----------
 BRAZIL-12.5%
 Banco Itau SA Prf......................................   1,600,000  $   119,634
 Centrais Electricas Brasileiras SA Prf Cl. 'B'.........  14,651,000      241,817
 Companhia Cervejaria Brahma SA Prf.....................     224,000      162,526
 Companhia Brasileira de Distribuicao Grupo Pao de
   Acucar Prf...........................................   3,000,000       85,572
 Companhia Paranaense de Energia-Copel ADR Prf..........      13,000       95,875
 Companhia Energetica de Minas Gerais SA Prf............   5,757,000       87,686
 Companhia Siderurgica Nacional SA Prf..................   3,055,000       86,278
 Companhia Vale do Rio Doce SA Prf......................      15,000      371,365
 Globo Cabo SA Prf*.....................................      81,000      136,832
 Embratel Participacoes SA Prf..........................  14,498,000      325,211
 Petroleo Brasileiro SA Prf.............................   1,334,000      317,782
 Tele Celular Sul Participacoes SA Prf..................  26,257,000       75,622
 Tele Centro Sul Participacoes SA Prf...................   8,787,000      114,856
 Tele Norte Leste Participacoes SA Prf*.................   7,485,000      153,431
 Telesp Celular Participacoes SA Prf*...................   8,842,000      158,670
 Unibanco-Uniao de Bancos Brasileiros SA................   2,654,730       58,814
                                                                      -----------
 TOTAL PREFERRED STOCKS
  (cost $2,587,506).....................................                2,591,971
                                                                      -----------

 TOTAL INVESTMENTS--99.3%
  (cost $19,123,836)....................................               20,594,873
                                                                      -----------
 CASH AND OTHER ASSETS NET OF LIABILITIES--0.7%.........                  145,449
                                                                      -----------
 NET ASSETS--100%.......................................              $20,740,322
                                                                      ===========

  *  Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP FIXED INCOME FUND

                                                          PRINCIPAL
 U.S. GOVERNMENT                                            AMOUNT       VALUE
 OBLIGATIONS--30.6%                                       ----------  ------------
   United States Treasury Bills
     5.621% 05/04/00....................................  $2,775,000  $  2,773,725
     5.708% 07/06/00....................................   2,775,000     2,746,445
   United States Treasury Bonds
     7.500%, 11/15/16...................................   4,000,000     4,488,600
   United States Treasury Notes
     6.125%, 12/31/01...................................   5,350,000     5,303,295
     6.500%, 03/31/02...................................   4,400,000     4,384,864
     6.250%, 08/31/02...................................   4,750,000     4,709,007
     6.250%, 02/15/03...................................   6,250,000     6,191,125
     7.000%, 07/15/06...................................   7,250,000     7,424,290
     6.125%, 08/15/07...................................   4,000,000     3,922,560
                                                                      ------------
   TOTAL U.S. GOVERNMENT OBLIGATIONS
    (cost $42,203,829)..................................                41,943,911
                                                                      ------------

 U.S. GOVERNMENT AGENCIES--27.8%
   Federal Home Loan Bank
     7.360%, 07/01/04...................................   6,000,000     6,021,900
   Federal Home Loan Mortgage Corp.
     Pool #220016 8.750%, 10/01/01......................       1,988         2,016
     6.300%, 06/01/04...................................   5,000,000     4,810,550
     6.000%, 07/19/04...................................   2,000,000     1,903,120
     6.875%, 11/22/06...................................     500,000       480,110
     7.625%, 09/09/09...................................   3,000,000     2,928,390
     Pool #260499 10.000%, 04/01/16.....................      14,155        15,177
     Pool #292065 8.500%, 04/01/17......................   1,651,998     1,694,835
     Pool #606523 7.008%, 10/01/19......................     840,263       856,018
   Federal National Mortgage Association
     Pool #312088 7.000%, 06/01/02......................     537,427       528,021
     Pool #76368 9.250%, 09/01/03.......................      30,794        32,160
     Pool #76378 9.250%, 09/01/03.......................      55,619        58,087
     5.625%, 05/14/04...................................   9,625,000     9,083,016
     5.750%, 06/15/05...................................   3,000,000     2,811,030
     6.950%, 11/13/06...................................   1,000,000       963,130
     Pool #125136 8.000%, 07/01/07......................     669,344       676,660
     Pool # 035574 8.750%, 10/01/08.....................     123,758       126,388
     Pool #004542 12.000%, 12/01/08.....................     214,641       241,538
     Pool #243876 9.000%, 01/01/09......................     167,522       172,181
     6.375%, 06/15/09...................................   2,404,000     2,254,327
     Pool #270674 9.000%, 09/01/17......................     380,867       391,459
     Pool #224635 9.000%, 09/01/20......................     102,682       105,537
     Pool #124211 7.410%, 12/01/21......................   1,209,522     1,221,617
     Pool #124790 9.000%, 02/01/23......................     446,491       458,908
   Government National Mortgage Association
     Pool #93401 9.500%, 01/15/10.......................     116,480       121,539
     Pool #058985 11.000%, 07/15/13.....................      13,435        14,783
     Pool #068764 12.000%, 09/15/13.....................      17,472        19,754
     Pool #296254 9.500%, 09/15/20......................       4,667         4,896
                                                                      ------------
   TOTAL U.S. GOVERNMENT AGENCIES
    (cost $39,513,037)..................................                37,997,147
                                                                      ------------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
 CORPORATE BONDS--40.2%                                   ----------  ------------
 CONSUMER PRODUCTS & SERVICES-7.6%
   Anheuser Busch Cos.
     7.000%, 09/01/05...................................  $1,500,000  $  1,479,375
   Coca-Cola Company
     6.700%, 10/15/36...................................   4,100,000     3,982,125
   Tyco International Group, Inc.
     6.125%, 06/15/01...................................   5,000,000     4,931,250
                                                                      ------------
                                                                        10,392,750
                                                                      ------------
 FINANCIAL-20.9%
   Associates Corp.
     5.875%, 07/15/02...................................   5,000,000     4,831,250
   Barclays Bank PLC
     7.400%, 12/15/09...................................   2,500,000     2,403,125
   Ford Motor Credit Co.
     7.375%, 10/28/09...................................   5,000,000     4,843,750
   J.P. Morgan & Co.
     5.750%, 02/25/04...................................   3,000,000     2,812,500
   Household Finance Co.
     6.000%, 05/01/04...................................   4,550,000     4,271,313
   MBNA Master Credit Card Trust
     6.450%, 02/15/08...................................   5,000,000     4,826,600
   Sears Credit Account Master Trust
     Series 1995-2
     8.100%, 06/15/04...................................     562,500       565,520
   Standard Credit Card Master Trust
     8.250%, 11/07/03...................................   4,000,000     4,076,880
                                                                      ------------
                                                                        28,630,938
                                                                      ------------
 PUBLIC UTILITIES-4.9%
   Consolidated Natural Gas Co.
     6.875%, 10/15/26...................................   2,000,000     1,867,500
   National Rural Utilities Cooperative
     Finance Corp.
     6.125%, 05/15/05...................................   1,000,000       941,250
   Oklahoma Gas & Electric Co.
     6.500%, 07/15/17...................................   4,000,000     3,835,000
                                                                      ------------
                                                                         6,643,750
                                                                      ------------
 TELECOMMUNICATIONS-6.8%
   AT&T Corp.
     6.000%, 03/15/09...................................   5,000,000     4,468,750
   MCI Communications Corp.
     6.125%, 04/15/02...................................   5,000,000     4,868,750
                                                                      ------------
                                                                         9,337,500
                                                                      ------------
 TOTAL CORPORATE BONDS
  (cost $57,740,824)....................................                55,004,938
                                                                      ------------

 TOTAL INVESTMENTS--98.6%
  (cost $139,457,690)...................................               134,945,996
                                                                      ------------
 CASH AND OTHER ASSETS NET OF LIABILITIES--1.4%.........                 1,948,057
                                                                      ------------
 NET ASSETS--100.0%.....................................              $136,894,053
                                                                      ============

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL TRUST FUND

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
 MUNICIPAL BONDS--100.0%                                  ----------  -----------
 COLORADO-6.3%
 Denver, Colorado City & County Airport 6.750%,
   11/15/22.............................................  $1,580,000  $ 1,593,825
                                                                      -----------
 ILLINOIS-8.4%
 Chicago, Illinois Metropolitan Water Reclamation
   District
   5.750%, 12/01/01.....................................   1,000,000    1,015,000
 Chicago, Illinois Metropolitan Water Reclamation
   District
   7.000%, 01/01/11.....................................   1,000,000    1,126,250
                                                                      -----------
                                                                        2,141,250
                                                                      -----------
 INDIANA-5.8%
 Indiana University Revenue
   Student Fee Ser. K
   6.500%, 08/01/05.....................................   1,000,000    1,062,500
 Whiting Industrial Sewage and Solid Waste Disposal
   6.200%, 01/02/26.....................................     400,000      400,000
                                                                      -----------
                                                                        1,462,500
                                                                      -----------
 IOWA-4.1%
 Iowa Student Loan Liquidation Corp.
   6.800%, 03/01/05.....................................   1,000,000    1,038,750
                                                                      -----------
 NEW YORK-8.2%
 New York City, New York Ser. G
   5.750%, 02/01/08.....................................   1,000,000    1,025,000
 New York State Dormitory
   Authority Revenue
   6.500%, 05/15/06.....................................   1,000,000    1,061,250
                                                                      -----------
                                                                        2,086,250
                                                                      -----------
 OKLAHOMA-6.4%
 Grand River Dam Authority, Oklahoma 6.250%, 06/01/11...   1,500,000    1,620,000
                                                                      -----------
 PUERTO RICO-8.1%
 Puerto Rico Commonwealth Refunding 5.100%, 07/01/02....   1,000,000    1,005,000
 Puerto Rico Electric Power Authority
   6.000%, 07/01/11.....................................   1,000,000    1,067,500
                                                                      -----------
                                                                        2,072,500
                                                                      -----------
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------  -----------

 TENNESSEE-4.1%
 Memphis, Tennessee Electric System 6.000%, 01/01/05....  $1,000,000  $ 1,041,250
                                                                      -----------
 TEXAS-36.8%
 Dallas, Texas Improvement
   4.000%, 02/15/04.....................................   1,000,000      951,250
 Houston, Texas Revenue
   5.000%, 03/01/05.....................................   2,000,000    2,000,000
 Lewisville, Texas Independent School District
   6.000%, 08/15/01.....................................   1,000,000    1,017,500
 Plano, Texas Independent School District
   6.000%, 02/15/05.....................................   2,000,000    2,080,000
 Port Authority of Houston, Texas
   5.375%, 10/01/05.....................................   1,275,000    1,297,313
 San Antonio, Texas Electric & Gas
   5.000%, 02/01/12.....................................   1,000,000      961,281
 Texas State Refunding Ser. A
   6.000%, 10/01/08.....................................   1,000,000    1,057,500
                                                                      -----------
                                                                        9,364,844
                                                                      -----------
 WASHINGTON-3.9%
 Washington State General Obligation 5.000%, 01/01/05...   1,000,000      998,750
                                                                      -----------
 WISCONSIN-7.9%
 Wisconsin State Clean Water Revenue 5.000%, 06/01/03...   2,000,000    2,007,500
                                                                      -----------

 TOTAL INVESTMENTS--100.0%
  (cost $25,615,413)....................................               25,427,419
                                                                      -----------
 CASH AND OTHER ASSETS NET OF LIABILITIES--0.0%.........                    5,077
                                                                      -----------
 NET ASSETS--100.0%.....................................              $25,432,496
                                                                      ===========

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP HIGH INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
 CORPORATE BONDS--92.8%                                   ---------  -----------
 AEROSPACE-1.5%
 BE Aerospace, Inc. Ser. B 8.000%, 03/01/08**...........  $250,000   $   202,500
                                                                     -----------
 CHEMICALS-5.4%
 Avecia Group, Inc 11.000%, 07/01/09**..................   250,000       255,000
 Huntsman ICI Chemicals LLC 10.125%, 07/01/09**.........   250,000       251,250
 Lyondell Chemical Co. 10.875%, 05/01/09**..............   250,000       248,125
                                                                     -----------
                                                                         754,375
                                                                     -----------
 CONSUMER NON-DURABLE-1.8%
 Consolidated Container Co. LLC, 10.125%, 07/15/09**....   250,000       248,125
                                                                     -----------
 ENERGY-1.8%
 R&B Falcon Corp. 9.500%, 12/15/08**....................   250,000       247,500
                                                                     -----------
 FINANCIAL SERVICES-3.5%
 AmeriCredit Corp. 9.875%, 04/15/06**...................   250,000       246,875
 Metris Companies, Inc. 10.125%, 07/15/06**.............   250,000       241,250
                                                                     -----------
                                                                         488,125
                                                                     -----------
 FOOD & TOBACCO-6.3%
 Advantica Restaurant Group, Inc. 11.250%, 01/15/08**...   250,000       166,250
 Canandaigua Brands, Inc. 8.500%, 03/01/09**............   250,000       239,200
 National Wine & Spirits Holdings Corp. 10.125%,
   01/15/09**...........................................   250,000       240,000
 Triarc Consumer Group, Inc. 10.250%, 02/15/09**........   250,000       236,250
                                                                     -----------
                                                                         881,700
                                                                     -----------
 FOREST PRODUCTS/CONTAINERS-3.4%
 Packaging Corp. of America 9.625%, 04/01/09**..........   250,000       253,125
 Phoenix Color Corp. 10.375%, 02/01/09**................   250,000       223,750
                                                                     -----------
                                                                         476,875
                                                                     -----------
 GAMING/LEISURE-5.4%
 Argosy Gaming Co. 10.750%, 06/01/09**..................   250,000       261,250
 Mohegan Tribal Gaming 8.750%, 01/01/09**...............   250,000       237,500
 Station Casinos, Inc. 10.125%, 03/15/06**..............   250,000       256,250
                                                                     -----------
                                                                         755,000
                                                                     -----------
 HEALTHCARE-5.2%
 Express Scripts, Inc. 9.625%, 06/15/09**...............   250,000       238,750
 ICN Pharmaceutical, Inc. 8.750%, 11/15/08*,**..........   250,000       233,750
 King Pharmaceutical, Inc. 10.750%, 02/15/09**..........   250,000       256,250
                                                                     -----------
                                                                         728,750
                                                                     -----------
                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------  -----------

 HOUSING-1.6%
 HMH Properties 7.875%, 08/01/08**......................  $250,000   $   217,500
                                                                     -----------
 INFORMATION TECHNOLOGY-1.8%
 Fairchild Semiconductor Corp. 10.375%, 10/01/07**......   250,000       251,875
                                                                     -----------
 MANUFACTURING-MISC.-5.1%
 BGF Industries, Inc. 10.250%, 01/15/09**...............   250,000       222,562
 Gentek, Inc. 11.000%, 08/01/09**.......................   250,000       254,375
 Riverwood International Corp. 10.875%, 04/01/08**......   250,000       241,250
                                                                     -----------
                                                                         718,187
                                                                     -----------
 MEDIA/ENTERTAINMENT-13.4%
 Adelphia Communications Corp. 7.875%, 05/01/09.........   250,000       214,688
 American Media Operations 10.250%, 05/01/09**..........   250,000       237,500
 Carmike Cinemas, Inc. Ser. B 9.375%, 02/01/09**........   250,000       168,750
 Charter Communications Holdings LLC 8.625%,
   04/01/09**...........................................   250,000       219,688
 Echostar DBS Corp. 9.375%, 02/01/09**..................   250,000       243,750
 Liberty Group, Inc. 9.375%, 02/01/08**.................   250,000       216,250
 Premier Parks, Inc. 9.250%, 04/01/06**.................   250,000       235,625
 Regal Cinemas, Inc. 9.500%, 06/01/08**.................   250,000       103,750
 United Pan-Europe Communications NV 10.875%,
   08/01/09**...........................................   250,000       227,500
                                                                     -----------
                                                                       1,867,501
                                                                     -----------
 METAL & MINERALS-3.2%
 Kaiser Aluminum & Chemical Corp. 12.750%, 02/01/03**...   250,000       237,500
 LTV Corp. 8.200%, 09/15/07**...........................   250,000       212,500
                                                                     -----------
                                                                         450,000
                                                                     -----------
 RETAIL-4.9%
 MusicLand Group, Inc. 9.000%, 06/15/03**...............   250,000       226,250
 Rent-A-Center, Inc. 11.000%, 08/15/08**................   250,000       248,750
 Simmons Co. Ser. B 10.250%, 03/15/09**.................   250,000       212,500
                                                                     -----------
                                                                         687,500
                                                                     -----------
 SERVICE-1.2%
 Allied Waste North America, Inc. 10.000%, 08/01/09**...   250,000       170,625
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DLJ WINTHROP HIGH INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------  -----------
 TELECOMMUNICATIONS-20.7%
 Covad Communications Group, Inc. 12.000%,
   02/15/10*,**.........................................  $250,000   $   236,250
 Crown Castle International Corp. 9.000%, 05/15/11**....   250,000       233,750
 Dobson/Sygnet Communications, Inc. 13.000%,
   05/01/09**...........................................   257,000       279,961
 Esat Telecom Group PLC Ser. B 11.875%, 12/01/08**......   250,000       293,750
 Hermes Europe Railtel BV 11.500%, 08/15/07**...........   250,000       226,250
 Nextlink Communications, Inc. 9.750%, 08/15/04**.......   250,000       246,875
 NTL, Inc. Ser. B 12.375%, 10/01/08**,***...............   250,000       164,375
 Pegasus Communications Corp. 9.750%, 12/01/06**........   250,000       246,250
 Primus Telecommunications Group, Inc. 11.750%,
   08/01/04**...........................................   250,000       235,000
 PSI Net, Inc. Ser. B 10.000%, 02/15/05**...............   250,000       225,000
 Time Warner Telecom, Inc. 9.750%, 07/15/08**...........   250,000       246,250
 Williams Communications Group, Inc. 10.875%,
   10/01/09**...........................................   250,000       252,500
                                                                     -----------
                                                                       2,886,211
                                                                     -----------
 TRANSPORTATION AUTOMOTIVE-6.6%
 American Axle & Manufacturing Holdings, Inc. 9.750%,
   03/01/09**...........................................   250,000       240,000
 Atlas Air, Inc. 9.375%, 11/15/06**.....................   250,000       238,750
                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------  -----------

 Roller Bearing Company of America Ser. B 9.625%,
   06/15/07**...........................................  $250,000   $   231,500
 Venture Holdings Trust 11.000%, 06/01/07**.............   250,000       211,250
                                                                     -----------
                                                                         921,500
                                                                     -----------
 TOTAL BONDS
  (cost $13,931,297)....................................              12,953,849
                                                                     -----------

 COMMERCIAL PAPER--5.1% (amortized cost $711,000)
 UBS Finance LLC 6.040%, 05/01/00****...................   711,000       711,000
                                                                     -----------
 TOTAL INVESTMENTS--97.9%
  (cost $14,642,297)....................................              13,664,849
                                                                     -----------
 CASH AND OTHER ASSETS NET OF LIABILITIES--2.1%.........                 287,909
                                                                     -----------
 NET ASSETS--100.0%.....................................             $13,952,758
                                                                     ===========

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from the registration, normally to qualified institutional buyers. As of April 30, 2000, the value of these securities amounted to $470,000 or 3.4% of net assets.
 ** Security has an effective maturity date less than the stated maturity date due to a call feature.
*** Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
**** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF ASSETS AND LIABILITIES APRIL 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP EQUITY FUNDS

                                                                                         SMALL
                                                             GROWTH      GROWTH AND     COMPANY     INTERNATIONAL   DEVELOPING
                                                              FUND      INCOME FUND    VALUE FUND    EQUITY FUND   MARKETS FUND
                                                          ------------  ------------  ------------  -------------  ------------
 ASSETS:
     Investments in securities, at value (cost
       $137,636,587, $188,734,309, $149,718,130,
       $50,590,166, and $19,123,836,
       respectively)....................................  $222,892,382  $254,769,749  $198,108,008   $62,764,761   $20,594,873
     Cash--foreign, at value (cost $2,810,400)..........            --            --            --     2,700,149            --
     Cash--domestic.....................................         4,819           313           641            --            --
     Receivable for investment securities sold..........            --     1,219,359       327,927     1,411,005       641,798
     Receivable for capital stock sold..................       310,241        16,757        19,261        82,619        25,000
     Dividends and interest receivable..................       103,244       267,697       118,533       248,895       120,243
     Reimbursement due from advisor.....................            --            --            --            --        41,422
     Deferred organization costs (Note A)...............            --            --            --         2,489         2,489
     Other assets.......................................            --           169         1,778            --            --
                                                          ------------  ------------  ------------   -----------   -----------
         Total assets...................................   223,310,686   256,274,044   198,576,148    67,209,918    21,425,825
                                                          ------------  ------------  ------------   -----------   -----------
 LIABILITIES:
     Payable to advisor.................................       111,006       119,517       130,787        69,599            --
     Payable to distributor.............................        74,056        75,235        58,130        34,247        14,261
     Payable for investment securities purchased........            --     2,239,548       720,000       883,510       151,624
     Payable for capital stock redeemed.................       323,314       833,491       323,857       120,000           243
     Cash overdraft due to custodian....................            --            --            --        13,624       366,752
     Accrued expenses and other liabilities.............       155,755       217,651       316,870       184,430       152,623
                                                          ------------  ------------  ------------   -----------   -----------
         Total liabilities..............................       664,131     3,485,442     1,549,644     1,305,410       685,503
                                                          ------------  ------------  ------------   -----------   -----------
 NET ASSETS.............................................  $222,646,555  $252,788,602  $197,026,504   $65,904,508   $20,740,322
                                                          ============  ============  ============   ===========   ===========
 NET ASSETS CONSIST OF:
     Capital paid-in....................................  $128,721,377  $161,974,229  $125,527,732   $51,031,482   $21,959,276
     Undistributed (Distributions in excess of) net
       investment income................................            --       926,930       127,738            --       399,061
     Accumulated net investment loss....................      (309,996)           --            --      (200,781)           --
     Accumulated net realized gain (loss) on
       investments......................................     8,979,379    23,852,003    22,981,156     3,011,347    (3,082,977)
     Net unrealized appreciation on investments.........    85,255,795    66,035,440    48,389,878    12,062,460     1,464,962
                                                          ------------  ------------  ------------   -----------   -----------
                                                          $222,646,555  $252,788,602  $197,026,504   $65,904,508   $20,740,322
                                                          ============  ============  ============   ===========   ===========
 CLASS A SHARES:
     Net assets.........................................  $158,422,606  $166,701,296  $179,741,213   $55,153,620   $17,570,963
                                                          ============  ============  ============   ===========   ===========
     Shares outstanding.................................     7,068,654     7,102,587     8,779,598     4,142,289     1,582,588
                                                          ============  ============  ============   ===========   ===========
     Net asset value and redemption value per share.....  $      22.41  $      23.47  $      20.47   $     13.31   $     11.10
                                                          ============  ============  ============   ===========   ===========
     Maximum offering price per share (net asset value
       plus maximum sales charge).......................  $      23.78  $      24.90  $      21.72   $     14.12   $     11.78
                                                          ============  ============  ============   ===========   ===========
 CLASS B SHARES:
     Net assets.........................................  $ 43,455,684  $ 41,367,934  $ 17,285,013   $ 5,934,481   $ 3,169,141
                                                          ============  ============  ============   ===========   ===========
     Shares outstanding.................................     1,998,010     1,774,271       863,780       461,407       294,981
                                                          ============  ============  ============   ===========   ===========
     Net asset value and offering price per share.......  $      21.75  $      23.32  $      20.01   $     12.86   $     10.74
                                                          ============  ============  ============   ===========   ===========
 CLASS C SHARES:
     Net assets.........................................  $    230,396  $     51,266  $        278   $       241   $       218
                                                          ============  ============  ============   ===========   ===========
     Shares outstanding.................................        10,594         2,201            14            19            20
                                                          ============  ============  ============   ===========   ===========
     Net asset value and offering price per share.......  $      21.75  $      23.30  $      20.00   $     12.86   $     10.75
                                                          ============  ============  ============   ===========   ===========
 CLASS D SHARES:
     Net assets.........................................  $ 20,537,869  $ 44,668,106                 $ 4,816,166
                                                          ============  ============                 ===========
     Shares outstanding.................................       915,030     1,901,870                     360,805
                                                          ============  ============                 ===========
     Net asset value and offering price per share.......  $      22.45  $      23.49                 $     13.35
                                                          ============  ============                 ===========

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF ASSETS AND LIABILITIES APRIL 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP FIXED INCOME FUNDS

                                                             FIXED
                                                             INCOME      MUNICIPAL   HIGH INCOME
                                                              FUND      TRUST FUND      FUND
                                                          ------------  -----------  -----------
 ASSETS:
     Investments in securities, at value (cost
       $139,457,690, $25,615,413, and $14,642,297,
       respectively)....................................  $134,945,996  $25,427,419  $13,664,849
     Cash...............................................        33,979           --          628
     Receivable for capital stock sold..................            --           --       43,000
     Dividends and interest receivable..................     2,504,639      408,508      389,652
     Reimbursement due from advisor.....................            --       11,570       26,747
     Other assets.......................................        36,306           --           --
                                                          ------------  -----------  -----------
         Total assets...................................   137,520,920   25,847,497   14,124,876
                                                          ------------  -----------  -----------
 LIABILITIES:
     Payable to advisor.................................        36,832           --           --
     Payable to distributor.............................        12,184        6,948        3,501
     Payable for investment securities purchased........            --           --           --
     Payable for capital stock redeemed.................       529,602      152,600       28,636
     Cash overdraft due to custodian....................            --      224,314           --
     Dividend payable...................................        47,722       27,854       26,733
     Accrued expenses and other liabilities.............           527        3,285      113,248
                                                          ------------  -----------  -----------
         Total liabilities..............................       626,867      415,001      172,118
                                                          ------------  -----------  -----------
 NET ASSETS.............................................  $136,894,053  $25,432,496  $13,952,758
                                                          ============  ===========  ===========
 NET ASSETS CONSIST OF:
     Capital paid-in....................................  $144,043,394  $25,734,919  $14,912,568
     Distributions in excess of net investment income...       (48,592)          --           --
     Accumulated net realized gain (loss) on
       investments......................................    (2,589,055)    (114,429)      17,638
     Net unrealized depreciation on investments.........    (4,511,694)    (187,994)    (977,448)
                                                          ------------  -----------  -----------
                                                          $136,894,053  $25,432,496  $13,952,758
                                                          ============  ===========  ===========
 CLASS A SHARES:
     Net assets.........................................  $ 37,011,043  $24,476,536  $10,918,118
                                                          ============  ===========  ===========
     Shares outstanding.................................     3,841,171    2,474,885    1,168,761
                                                          ============  ===========  ===========
     Net asset value and redemption value per share.....  $       9.64  $      9.89  $      9.34
                                                          ============  ===========  ===========
     Maximum offering price per share (net asset value
       plus maximum sales charge).......................  $      10.12  $     10.38  $      9.81
                                                          ============  ===========  ===========
 CLASS B SHARES:
     Net assets.........................................  $  3,369,649  $   955,709  $ 1,611,352
                                                          ============  ===========  ===========
     Shares outstanding.................................       349,728       96,678      172,475
                                                          ============  ===========  ===========
     Net asset value and offering price per share.......  $       9.64  $      9.89  $      9.34
                                                          ============  ===========  ===========
 CLASS C SHARES:
     Net assets.........................................  $        250  $       251  $       248
                                                          ============  ===========  ===========
     Shares outstanding.................................            26           25           27
                                                          ============  ===========  ===========
     Net asset value and offering price per share.......  $       9.63  $      9.87  $      9.34
                                                          ============  ===========  ===========
 CLASS D SHARES:
     Net assets.........................................  $ 96,513,111               $ 1,423,040
                                                          ============               ===========
     Shares outstanding.................................    10,016,134                   152,377
                                                          ============               ===========
     Net asset value and offering price per share.......  $       9.64               $      9.34
                                                          ============               ===========

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP EQUITY FUNDS

                                                                                        SMALL
                                                            GROWTH      GROWTH AND     COMPANY    INTERNATIONAL   DEVELOPING
                                                             FUND      INCOME FUND   VALUE FUND    EQUITY FUND   MARKETS FUND
                                                          -----------  ------------  -----------  -------------  ------------
 INVESTMENT INCOME:
     Dividends..........................................  $   802,303  $  1,982,042  $ 1,581,159   $  459,128     $  190,309
     Interest...........................................      168,308       182,298       55,081       64,266         19,049
                                                          -----------  ------------  -----------   ----------     ----------
                                                              970,611     2,164,340    1,636,240      523,394        209,358
       Less withholding tax on foreign source
         dividends......................................           --            --           --      (37,263)       (13,090)
                                                          -----------  ------------  -----------   ----------     ----------
       Total investment income..........................      970,611     2,164,340    1,636,240      486,131        196,268
                                                          -----------  ------------  -----------   ----------     ----------
 EXPENSES:
     Investment advisory fees (Note B)..................      624,348       730,336      802,445      398,011        142,852
     Distribution fees--Class A (Note B)................      221,899       252,807      269,964       67,717         24,436
     Distribution fees--Class B (Note B)................      193,012       205,237       89,544       29,593         16,537
     Distribution fees--Class C (Note B)................           98            23            1            1              1
     Transfer agent fees................................       99,000       111,000      148,000       38,000         33,000
     Custodian fees.....................................       47,000        60,000       50,000       52,000         47,000
     Registration fees..................................       22,000        30,000       27,000       29,000         15,000
     Printing fees......................................       12,000        13,000       15,000       15,000          7,000
     Legal fees.........................................       18,000        21,000       20,000       17,000         12,000
     Auditing fees......................................        9,000        11,000       12,000       16,000          7,000
     Trustees' fees (Note B)............................        9,000        16,000       14,000        7,000          4,000
     Amortization of organization costs (Note A)........           --            --           --       11,329         11,329
     Miscellaneous......................................       25,250        18,109       10,495        6,261          2,040
                                                          -----------  ------------  -----------   ----------     ----------
       Total expenses...................................    1,280,607     1,468,512    1,458,449      686,912        322,195
       Less expenses reimbursed by advisor and/ or
         subadvisor (Note B)............................           --            --           --           --        (64,087)
                                                          -----------  ------------  -----------   ----------     ----------
       Net expenses.....................................    1,280,607     1,468,512    1,458,449      686,912        258,108
                                                          -----------  ------------  -----------   ----------     ----------
 NET INVESTMENT INCOME (LOSS)...........................     (309,996)      695,828      177,791     (200,781)       (61,840)
                                                          -----------  ------------  -----------   ----------     ----------
 REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS--NOTE C:
     Net realized gain on investments...................    8,997,418    24,350,092   23,004,466    3,102,112      1,479,297
     Net realized loss on foreign currency
       transactions.....................................           --            --           --      (25,696)       (18,811)
     Net change in unrealized appreciation on
       investments......................................   16,366,804   (17,523,524)  (3,649,795)   1,919,710        736,298
     Net change in unrealized appreciation on
       translation of foreign currency denominated
       assets and liabilities...........................           --            --           --     (128,256)       (29,411)
                                                          -----------  ------------  -----------   ----------     ----------
     Net realized and unrealized gain on investments and
       foreign currency transactions....................   25,364,222     6,826,568   19,354,671    4,867,870      2,167,373
                                                          -----------  ------------  -----------   ----------     ----------
 INCREASE IN NET ASSETS FROM OPERATIONS.................  $25,054,226  $  7,522,396  $19,532,462   $4,667,089     $2,105,533
                                                          ===========  ============  ===========   ==========     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------
DLJ WINTHROP FIXED INCOME FUNDS

                                                             FIXED
                                                            INCOME     MUNICIPAL   HIGH INCOME
                                                             FUND      TRUST FUND     FUND
                                                          -----------  ----------  -----------
 INVESTMENT INCOME:
     Interest...........................................  $ 4,732,859  $ 667,311    $ 728,514
                                                          -----------  ---------    ---------
 EXPENSES:
     Investment advisory fees (Note B)..................      437,083     85,388       49,332
     Distribution fees--Class A (Note B)................       60,055     39,480       13,984
     Distribution fees--Class B (Note B)................       19,378      5,021        8,536
     Distribution fees--Class C (Note B)................            1          1            1
     Transfer agent fees................................       30,000     24,000       25,000
     Custodian fees.....................................       53,000     22,500       23,000
     Registration fees..................................       30,000     14,000       42,000
     Printing fees......................................       11,000      4,000       13,000
     Legal fees.........................................       15,000      5,000       28,000
     Auditing fees......................................        9,000      3,000       14,000
     Trustees' fees (Note B)............................        7,000      3,000       10,000
     Miscellaneous......................................       31,227      1,785       12,426
                                                          -----------  ---------    ---------
       Total expenses...................................      702,744    207,175      239,279
       Less expenses reimbursed by advisor (Note B).....      (98,509)   (66,364)    (156,855)
                                                          -----------  ---------    ---------
       Net expenses.....................................      604,235    140,811       82,424
                                                          -----------  ---------    ---------
 NET INVESTMENT INCOME..................................    4,128,624    526,500      646,090
                                                          -----------  ---------    ---------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS--NOTE C:
     Net realized gain (loss) on investments............   (2,047,098)  (111,937)      20,875
     Net change in unrealized depreciation on
       investments......................................   (1,041,461)  (109,829)    (417,780)
                                                          -----------  ---------    ---------
     Net realized and unrealized gain (loss) on
       investments......................................   (3,088,559)  (221,766)    (396,905)
                                                          -----------  ---------    ---------
 INCREASE IN NET ASSETS FROM OPERATIONS.................  $ 1,040,065  $ 304,734    $ 249,185
                                                          ===========  =========    =========

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   GROWTH FUND                GROWTH AND INCOME FUND
                                                          ------------------------------  ------------------------------
                                                            SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                          ENDED 04/30/00+    10/31/99     ENDED 04/30/00+    10/31/99
                                                          ---------------  -------------  ---------------  -------------
 OPERATIONS:
     Net investment income (loss).......................   $   (309,996)   $   (407,517)   $    695,828    $  1,038,244
     Net realized gain on investments...................      8,997,418      13,398,533      24,350,092       7,532,501
     Net change in unrealized appreciation on
       investments......................................     16,366,804      23,871,282     (17,523,524)     18,898,886
                                                           ------------    ------------    ------------    ------------
     Increase in net assets from operations.............     25,054,226      36,862,298       7,522,396      27,469,631
                                                           ------------    ------------    ------------    ------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
       Class A..........................................             --              --        (413,934)       (694,625)
       Class B..........................................             --              --              --         (16,859)
       Class D..........................................             --              --        (157,785)       (141,754)
     Realized gains on investments:
       Class A..........................................    (10,289,301)     (1,523,410)     (5,060,543)    (14,556,598)
       Class B..........................................     (2,597,317)       (279,678)     (1,204,786)     (3,003,060)
       Class D..........................................       (475,552)             --      (1,367,047)             --
                                                           ------------    ------------    ------------    ------------
     Total dividends and distributions to
       shareholders.....................................    (13,362,170)     (1,803,088)     (8,204,095)    (18,412,896)
                                                           ------------    ------------    ------------    ------------
 CAPITAL STOCK TRANSACTIONS--(NET) Note D...............     37,655,292      23,723,233     (10,037,883)     57,190,869
                                                           ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets............     49,347,348      58,782,443     (10,719,582)     66,247,604
 NET ASSETS:
     Beginning of period................................    173,299,208     114,516,765     263,508,184     197,260,580
                                                           ------------    ------------    ------------    ------------
     End of period (including undistributed net
       investment income of $926,930 and $802,821 for
       the Growth and Income Fund at 04/30/00 and
       10/31/99, respectively)..........................   $222,646,556    $173,299,208    $252,788,602    $263,508,184
                                                           ============    ============    ============    ============

                                                             SMALL COMPANY VALUE FUND       INTERNATIONAL EQUITY FUND
                                                          ------------------------------  ------------------------------
                                                            SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                          ENDED 04/30/00+    10/31/99     ENDED 04/30/00+    10/31/99
                                                          ---------------  -------------  ---------------  -------------
 OPERATIONS:
     Net investment income (loss).......................   $    177,791    $    543,857    $   (200,781)   $   (267,097)
     Net realized gain on investments and foreign
       currency transactions............................     23,004,466      20,499,594       3,076,416       7,275,061
     Net change in unrealized appreciation on
       investments and foreign currency denominated
       assets and liabilities...........................     (3,649,795)     (9,202,368)      1,791,454       3,065,685
                                                           ------------    ------------    ------------    ------------
     Increase in net assets from operations.............     19,532,462      11,841,083       4,667,089      10,073,649
                                                           ------------    ------------    ------------    ------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
       Class A..........................................       (399,259)       (852,298)             --              --
     Realized gains on investments:
       Class A..........................................    (18,572,633)       (168,838)     (6,041,311)     (2,412,264)
       Class B..........................................     (1,938,854)        (16,223)       (713,739)       (358,183)
       Class D..........................................             --              --        (266,755)             --
                                                           ------------    ------------    ------------    ------------
     Total dividends and distributions to
       shareholders.....................................    (20,910,746)     (1,037,359)     (7,021,805)     (2,770,447)
                                                           ------------    ------------    ------------    ------------
 CAPITAL STOCK TRANSACTIONS--(NET) Note D...............     (9,044,401)    (63,511,227)     12,965,211      (2,428,179)
                                                           ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets............    (10,422,685)    (52,707,503)     10,610,495       4,875,023
 NET ASSETS:
     Beginning of period................................    207,449,189     260,156,692      55,294,013      50,418,990
                                                           ------------    ------------    ------------    ------------
     End of period (including undistributed net
       investment income of $127,738 and $197,811 for
       the Small Company Value Fund at 04/30/00 and
       10/31/99, respectively)..........................   $197,026,504    $207,449,189    $ 65,904,508    $ 55,294,013
                                                           ============    ============    ============    ============

  +  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                             DEVELOPING MARKETS FUND            FIXED INCOME FUND
                                                          ------------------------------  ------------------------------
                                                            SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                          ENDED 04/30/00+    10/31/99     ENDED 04/30/00+    10/31/99
                                                          ---------------  -------------  ---------------  -------------
 OPERATIONS:
     Net investment income (loss).......................    $   (61,840)   $     37,837    $  4,128,624    $  5,607,375
     Net realized gain (loss) on investments and foreign
       currency transactions............................      1,460,486        (470,533)     (2,047,098)       (554,334)
     Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency denominated assets and liabilities......        706,887       5,298,723      (1,041,461)     (5,249,092)
     Contribution from subadvisor.......................             --         460,289              --              --
                                                            -----------    ------------    ------------    ------------
     Increase (decrease) in net assets from
       operations.......................................      2,105,533       5,326,316       1,040,065        (196,051)
                                                            -----------    ------------    ------------    ------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
       Class A..........................................             --          (7,744)     (1,066,157)     (2,198,867)
       Class B..........................................             --              --         (89,532)       (228,041)
       Class C..........................................             --              --              (2)             --
       Class D..........................................             --              --      (2,972,933)     (3,180,467)
     Realized gains on investments:
       Class A..........................................             --              --              --        (477,719)
       Class B..........................................             --              --              --         (58,661)
     Tax return of capital:
       Class A..........................................             --         (34,031)             --              --
                                                            -----------    ------------    ------------    ------------
     Total dividends and distributions to
       shareholders.....................................             --         (41,775)     (4,128,624)     (6,143,755)
                                                            -----------    ------------    ------------    ------------
 CAPITAL STOCK TRANSACTIONS--(NET) Note D...............        (72,850)     (5,440,079)    (23,971,844)    116,610,870
                                                            -----------    ------------    ------------    ------------
     Total increase (decrease) in net assets............      2,032,683        (155,538)    (27,060,403)    110,271,064
 NET ASSETS:
     Beginning of period................................     18,707,639      18,863,177     163,954,456      53,683,392
                                                            -----------    ------------    ------------    ------------
     End of period......................................    $20,740,322    $ 18,707,639    $136,894,053    $163,954,456
                                                            ===========    ============    ============    ============

                                                               MUNICIPAL TRUST FUND              HIGH INCOME FUND
                                                          ------------------------------  ------------------------------
                                                            SIX MONTHS      YEAR ENDED      SIX MONTHS     PERIOD ENDED
                                                          ENDED 04/30/00+    10/31/99     ENDED 04/30/00+    10/31/99*
                                                          ---------------  -------------  ---------------  -------------
 OPERATIONS:
     Net investment income..............................    $   526,500    $  1,429,752    $    646,090    $    547,160
     Net realized gain (loss) on investments............       (111,937)        216,865          20,875          88,352
     Net change in unrealized appreciation
       (depreciation) on investments....................       (109,829)     (1,926,952)       (417,780)       (559,668)
                                                            -----------    ------------    ------------    ------------
     Increase (decrease) in net assets from
       operations.......................................        304,734        (280,335)        249,185          75,844
                                                            -----------    ------------    ------------    ------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
       Class A..........................................       (510,525)     (1,389,791)       (516,569)       (481,082)
       Class B..........................................        (15,974)        (39,961)        (72,223)        (40,859)
       Class C..........................................             (1)             --              (4)             --
       Class D..........................................             --              --         (57,294)        (25,219)
     Realized gains on investments:
       Class A..........................................       (218,980)             --          (6,589)             --
       Class B..........................................         (7,797)             --         (73,884)             --
       Class D..........................................             --              --         (11,116)             --
                                                            -----------    ------------    ------------    ------------
     Total dividends and distributions to
       shareholders.....................................       (753,277)     (1,429,752)       (737,679)       (547,160)
                                                            -----------    ------------    ------------    ------------
 CAPITAL STOCK TRANSACTIONS--(NET) Note D...............     (5,074,788)    (13,070,060)      1,580,522      13,332,046
                                                            -----------    ------------    ------------    ------------
     Total increase (decrease) in net assets............     (5,523,331)    (14,780,147)      1,092,028      12,860,730
 NET ASSETS:
     Beginning of period................................     30,955,827      45,735,974      12,860,730              --
                                                            -----------    ------------    ------------    ------------
     End of period......................................    $25,432,496    $ 30,955,827    $ 13,952,758    $ 12,860,730
                                                            ===========    ============    ============    ============

  +  Unaudited.
  *  The DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

DLJ WINTHROP FUNDS--NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop Funds ("DLJ Winthrop" or "Funds") consists of two trusts, DLJ Winthrop Focus Funds (the "Focus Funds"), organized as a Massachusetts business trust on November 26, 1985, and DLJ Winthrop Opportunity Funds (the "Opportunity Funds"), organized as a Delaware business trust under the laws of Delaware on May 31, 1995. Each Trust consists of five portfolios (the "Portfolios") and constitutes a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended ("Act"). The Focus Funds consist of: DLJ Winthrop Growth Fund, DLJ Winthrop Growth and Income Fund, DLJ Winthrop Small Company Value Fund, DLJ Winthrop Fixed Income Fund, and DLJ Winthrop Municipal Trust Fund. The Opportunity Funds consist of: DLJ Winthrop International Equity Fund, DLJ Winthrop Developing Markets Fund, DLJ Winthrop Municipal Money Fund, DLJ Winthrop U.S. Government Money Fund and DLJ Winthrop High Income Fund. The DLJ Winthrop Municipal Money Fund and the DLJ Winthrop U.S. Government Money Fund are included in a separate report.

The investment objective of the Growth Fund and the Growth and Income Fund is long-term capital appreciation. The Growth and Income Fund also seeks continuity of income. The investment objective of the Small Company Value Fund is a high level of growth of capital. The Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. The investment objective of the International Equity Fund is to seek long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States. The Developing Markets Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries.

Each portfolio offers Class A, Class B and Class C shares. The Growth Fund, Growth and Income Fund, Fixed Income Fund, International Equity Fund and High Income Fund each offer Class D shares. Class A shares of the Growth Fund, the Growth and Income Fund, the Small Company Value Fund, the International Equity Fund and the Developing Markets Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Each class is identical in all respects except that Class A bears different distribution service fees than Class B and Class C; and Class D shares are not subject to any distribution service fees. Class A, Class B and Class C have exclusive voting rights with respect to each class's distribution plan. Each class has different exchange privileges and only
Class B shares have a conversion feature.

At April 30, 2000, the DLJ Winthrop Municipal Trust Fund had approximately 37% of its net assets invested in municipal obligations of Texas. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations of the Fund.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by DLJ Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus

--------------------------------------------------------------------------------
  accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FOREIGN CURRENCY TRANSACTIONS: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gain (loss) on foreign currency transactions arises from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

  (4) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

  The Fixed Income Fund and the Developing Markets Fund have unused capital loss carryovers of approximately $542,000 and $4,543,000, respectively, available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. If not applied, the carryover for the Fixed Income Fund expires in fiscal 2007 and, for the Developing Markets Fund, approximately $3,185,000, $587,000 and $771,000 of the carryover expires in fiscal 2005, 2006 and 2007, respectively.

  (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

  (6) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (7) DEFERRED ORGANIZATION COSTS: Costs incurred in connection with the International Equity Fund's and the Developing Markets Fund's organization are being amortized on a straight-line basis over five years commencing with the Fund's operation.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Asset Management Group, Inc. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies. The Advisor has retained AXA Investment Managers GM Ltd. as subadvisor to the International Equity Fund and the Developing Markets Fund (the "Subadvisor"). Under its Advisory Agreement with DLJ Winthrop, the Advisor will provide investment advisory services and order placement facilities for DLJ Winthrop and pay all compensation of Trustees of DLJ Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish DLJ Winthrop, without charge, management supervision and assistance and office facilities. DLJ Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; International Equity Fund and Developing Markets Fund, 1.25% of the first $100,000,000, 1.15% of the next $100,000,000 and 1% of the balance; and High Income Fund, .70 of 1% of the first $500,000,000 and .625 of 1% of the balance. Such fees will be accrued daily and paid monthly.

Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each of the International Equity Fund and Developing Markets Fund: .625 of 1% of each Portfolio's first $100,000,000, .575 of 1% of the next $100,000,000 and .50 of
1% of the balance.

Through October 31, 2000, the Advisor has agreed to a contractual expense limitation to reduce its management fees and reimburse operating expenses by the amount that total fund operating expenses exceed 1.00% of the average daily net assets of the Class A

--------------------------------------------------------------------------------
shares of the Fixed Income Fund and Municipal Trust Fund, 1.70% of the average daily net assets of the Class B and Class C shares of the Fixed Income Fund and Municipal Trust Fund, 0.70% of the average daily net assets of the Class D shares of the Fixed Income Fund, 1.10% of the average daily net assets of Class A shares of the High Income Fund, 1.85% of the average daily net assets of Class B and Class C shares of the High Income Fund, and 0.85% of the average daily net assets of Class D shares of the High Income Fund. For the Developing Markets Fund, the Advisor and Subadvisor have agreed to such contractual expense limitation by the amount that total fund operating expenses exceed 2.15%, 2.90%, and 2.90% of the average daily net assets of Class A, Class B, and Class C shares, respectively. After October 31, 2000, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to all or any of such Funds. As a result of the assumption of expenses, the Advisor reimbursed the Fixed Income Fund, Municipal Trust Fund and High Income Fund $98,509, $66,364, and $156,855, respectively, during the six months ended April 30, 2000. The Advisor and Subadvisor waived fees amounting to $64,087 for the Developing Markets Fund during the six months ended April 30, 2000.

Pursuant to Rule 12b-1 under the Act, the Focus Funds have entered into a Distribution Services Agreement (the "Focus Fund Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, DLJ Winthrop's Distributor. Under the Focus Fund Agreement, each Focus Fund portfolio will pay a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. Each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

The Opportunity Funds have also entered into a Distributions Services Agreement (the "Opportunity Fund Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation. Under the Opportunity Fund Agreement, each portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. The fees are accrued daily and paid monthly. The Opportunity Fund Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In addition, it provides that the Advisor may use its own resources to finance the distribution of the Funds' shares.

Effective May 16, 2000, each Focus Fund Trustee who is not an affiliated person will be paid a fee of $2,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Each Opportunity Fund Trustee who is not an affiliated person will be paid a fee of $1,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Prior to May 16, 2000, each Focus Fund Trustee who is not an affiliated person received an attendance fee of $2,000 per meeting and $500 per audit committee meeting and an annual retainer of $2,000. Each Opportunity Fund Trustee who is not an affiliated person received attendance fees of $2,000 per meeting and $1,000 per audit committee meeting. Trustees' fees are charged to all series of the appropriate Trust and are allocated on a pro rata basis.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at April 30, 2000 was substantially the same as the cost of securities for financial statement purposes. At April 30, 2000, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                                  GROWTH AND    SMALL COMPANY   INTERNATIONAL     DEVELOPING
                                                 GROWTH FUND     INCOME FUND      VALUE FUND     EQUITY FUND     MARKETS FUND
                                                 -----------     -----------      ----------     -----------     ------------
 Gross appreciation (investments having an
   excess of value over cost).................  $  89,749,688   $  72,446,035   $  55,446,460   $  15,155,898   $   4,741,843
 Gross depreciation (investments having an
   excess of cost over value).................     (4,493,893)     (6,410,595)     (7,056,582)     (2,981,303)     (3,270,806)
                                                -------------   -------------   -------------   -------------   -------------
 Net unrealized appreciation (depreciation) of
   investments................................  $  85,255,795   $  66,035,440   $  48,389,878   $  12,174,595   $   1,471,037
                                                =============   =============   =============   =============   =============

                                                    FIXED         MUNICIPAL          HIGH
                                                 INCOME FUND      TRUST FUND     INCOME FUND
                                                 -----------      ----------     -----------
 Gross appreciation (investments having an
   excess of value over cost).................  $      50,568   $     150,348   $      93,617
 Gross depreciation (investments having an
   excess of cost over value).................     (4,562,262)       (338,342)     (1,071,065)
                                                -------------   -------------   -------------
 Net unrealized appreciation (depreciation) of
   investments................................  $  (4,511,694)  $    (187,994)  $    (977,448)
                                                =============   =============   =============

For the period ended April 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                        GROWTH AND    SMALL COMPANY   INTERNATIONAL     DEVELOPING        FIXED
                                       GROWTH FUND     INCOME FUND      VALUE FUND     EQUITY FUND     MARKETS FUND    INCOME FUND
                                       -----------     -----------      ----------     -----------     ------------    -----------
 Purchases..........................  $  44,369,212   $  82,354,489   $  51,173,352   $  24,870,212   $  10,364,940   $  58,920,570
 Sales..............................     22,643,145      98,822,498      74,042,801      21,087,484      10,044,618      83,577,338

                                       MUNICIPAL          HIGH
                                       TRUST FUND     INCOME FUND
                                       ----------     -----------
 Purchases.........................  $   3,400,000   $   5,930,705
 Sales.............................      8,133,307       4,756,225

--------------------------------------------------------------------------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value for the Focus Funds; $0.001 for the Opportunity Funds) authorized. Transactions in shares of beneficial interest were as follows:

                                       CLASS A                  CLASS B
                               ------------------------  ---------------------
                                 SHARES       AMOUNT      SHARES     AMOUNT
                                 ------       ------      ------     ------
 GROWTH FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold.................     744,415  $ 15,908,008   439,378  $ 9,164,987
 Shares issued through
   reinvestment of dividends
   and distributions.........     444,967     9,019,526   126,449    2,494,838
                               ----------  ------------  --------  -----------
                                1,189,382    24,927,534   565,827   11,659,825
                               ----------  ------------  --------  -----------
 Shares redeemed.............    (500,424)  (10,760,613) (147,803)  (3,105,331)
                               ----------  ------------  --------  -----------
 Net increase................     688,958  $ 14,166,921   418,024  $ 8,554,494
                               ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold.................   1,065,641  $ 20,539,658   667,503  $12,806,960
 Shares issued through
   reinvestment of dividends
   and distributions.........      79,584     1,318,711    16,719      272,358
                               ----------  ------------  --------  -----------
                                1,145,225    21,858,369   684,222   13,079,318
                               ----------  ------------  --------  -----------
 Shares redeemed.............    (640,696)  (12,397,268) (177,148)  (3,396,569)
                               ----------  ------------  --------  -----------
 Net increase................     504,529  $  9,461,101   507,074  $ 9,682,749
                               ==========  ============  ========  ===========
 GROWTH AND INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold.................     493,512  $ 11,205,868   223,701  $ 3,951,895
 Shares issued through
   reinvestment of dividends
   and distributions.........     198,098     4,631,167    50,221    1,168,147
                               ----------  ------------  --------  -----------
                                  691,610    15,837,035   273,922    5,120,042
                               ----------  ------------  --------  -----------
 Shares redeemed.............  (1,004,645)  (22,871,550) (260,416)  (4,741,801)
                               ----------  ------------  --------  -----------
 Net increase (decrease).....    (313,035) $ (7,034,515)   13,506  $   378,241
                               ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold.................     678,846  $ 15,276,701   397,678  $ 9,035,772
 Shares issued through
   reinvestment of dividends
   and distributions.........     614,712    12,914,181   139,759    2,921,650
                               ----------  ------------  --------  -----------
                                1,293,558    28,190,882   537,437   11,957,422
                               ----------  ------------  --------  -----------
 Shares redeemed.............  (1,133,237)  (25,802,845) (254,577)  (5,820,349)
                               ----------  ------------  --------  -----------
 Net increase................     160,321  $  2,388,037   282,860  $ 6,137,073
                               ==========  ============  ========  ===========
 SMALL COMPANY VALUE FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold.................     122,484  $  2,529,536    39,025  $   572,163
 Shares issued through
   reinvestment of dividends
   and distributions.........     911,259    17,657,103    99,388    1,884,395
                               ----------  ------------  --------  -----------
                                1,033,743    20,186,639   138,413    2,456,558
                               ----------  ------------  --------  -----------
 Shares redeemed.............  (1,424,542)  (27,359,413) (231,275)  (4,328,435)
                               ----------  ------------  --------  -----------
 Net increase (decrease).....    (390,799) $ (7,172,774)  (92,862) $(1,871,877)
                               ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold.................     531,219  $ 10,797,132   164,059  $ 3,282,346
 Shares issued through
   reinvestment of dividends
   and distributions.........      46,275       936,650       790       15,587
                               ----------  ------------  --------  -----------
                                  577,494    11,733,782   164,849    3,297,933
                               ----------  ------------  --------  -----------
 Shares redeemed.............  (3,582,104)  (71,324,894) (366,848)  (7,218,047)
                               ----------  ------------  --------  -----------
 Net decrease................  (3,004,610) $(59,591,112) (201,999) $(3,920,114)
                               ==========  ============  ========  ===========
 DEVELOPING MARKETS FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold.................     163,973  $  2,037,569    49,978  $   567,666
 Shares issued through
   reinvestment of dividends
   and distributions.........          --            --        --           --
                               ----------  ------------  --------  -----------
                                  163,973     2,037,569    49,978      567,666
                               ----------  ------------  --------  -----------
 Shares redeemed.............    (192,416)   (2,323,017)  (32,932)    (355,318)
                               ----------  ------------  --------  -----------
 Net increase (decrease).....     (28,443) $   (285,448)   17,046  $   212,348
                               ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold.................     295,113  $  2,812,440    25,395  $   232,158
 Shares issued through
   reinvestment of dividends
   and distributions.........       5,473        40,773        --           --
                               ----------  ------------  --------  -----------
                                  300,586     2,853,213    25,395      232,158
                               ----------  ------------  --------  -----------
 Shares redeemed.............    (980,986)   (7,682,356) (108,041)    (843,094)
                               ----------  ------------  --------  -----------
 Net decrease................    (680,400) $ (4,829,143)  (82,646) $  (610,936)
                               ==========  ============  ========  ===========

                                      CLASS C+                 CLASS D++
                              -------------------------  ----------------------
                                  SHARES        AMOUNT    SHARES      AMOUNT
                                  ------        ------    ------      ------
 GROWTH FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold................      10,594       $225,056    693,252  $14,858,778
 Shares issued through
   reinvestment of dividends
   and distributions........          --             --     23,461      475,552
                                  ------       --------  ---------  -----------
                                  10,594        225,056    716,713   15,334,330
                                  ------       --------  ---------  -----------
 Shares redeemed............          --             --    (29,211)    (625,509)
                                  ------       --------  ---------  -----------
 Net increase...............      10,594       $225,056    687,502  $14,708,821
                                  ======       ========  =========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold................                               231,750  $ 4,666,053
 Shares issued through
   reinvestment of dividends
   and distributions........                                    --           --
                                                         ---------  -----------
                                                           231,750    4,666,053
                                                         ---------  -----------
 Shares redeemed............                                (4,222)     (86,670)
                                                         ---------  -----------
 Net increase...............                               227,528  $ 4,579,383
                                                         =========  ===========
 GROWTH AND INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold................       2,201       $ 51,157     99,329  $ 2,279,416
 Shares issued through
   reinvestment of dividends
   and distributions........          --             --     65,208    1,524,832
                                  ------       --------  ---------  -----------
                                   2,201         51,157    164,537    3,804,248
                                  ------       --------  ---------  -----------
 Shares redeemed............          --             --   (311,833)  (7,237,014)
                                  ------       --------  ---------  -----------
 Net increase (decrease)....       2,201       $ 51,157   (147,296) $(3,432,766)
                                  ======       ========  =========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold................                             2,283,021  $54,169,244
 Shares issued through
   reinvestment of dividends
   and distributions........                                 6,193      141,754
                                                         ---------  -----------
                                                         2,289,214   54,310,998
                                                         ---------  -----------
 Shares redeemed............                              (240,048)  (5,645,239)
                                                         ---------  -----------
 Net increase...............                             2,049,166  $48,665,759
                                                         =========  ===========
 SMALL COMPANY VALUE FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold................          14       $    250
 Shares issued through
   reinvestment of dividends
   and distributions........          --             --
                                  ------       --------
                                      14            250
                                  ------       --------
 Shares redeemed............          --             --
                                  ------       --------
 Net increase (decrease)....          14       $    250
                                  ======       ========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold................
 Shares issued through
   reinvestment of dividends
   and distributions........
 Shares redeemed............
 Net decrease...............
 DEVELOPING MARKETS FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold................          20       $    250
 Shares issued through
   reinvestment of dividends
   and distributions........          --             --
                                  ------       --------
                                      20            250
                                  ------       --------
 Shares redeemed............          --             --
                                  ------       --------
 Net increase (decrease)....          20       $    250
                                  ======       ========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold................
 Shares issued through
   reinvestment of dividends
   and distributions........
 Shares redeemed............
 Net decrease...............

------------------------------

  +  The Funds commenced offering Class C shares on February 28, 2000.
 ++ The Growth Fund commenced offering Class D shares on May 13, 1999. The Growth and Income Fund commenced offering Class D shares on April 30, 1999.

--------------------------------------------------------------------------------

                                              CLASS A                  CLASS B
                                      ------------------------  ---------------------
                                        SHARES       AMOUNT      SHARES     AMOUNT
                                        ------       ------      ------     ------
 INTERNATIONAL EQUITY FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................   2,294,420  $ 31,110,740    70,698  $   954,559
 Shares issued through reinvestment
   of dividends and distributions...     472,799     5,990,357    57,330      704,010
                                      ----------  ------------  --------  -----------
                                       2,767,219    37,101,097   128,028    1,658,569
                                      ----------  ------------  --------  -----------
 Shares redeemed....................  (2,065,961)  (28,236,269)  (72,134)    (960,386)
                                      ----------  ------------  --------  -----------
 Net increase.......................     701,258  $  8,864,828    55,894  $   698,183
                                      ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................     860,513  $ 11,381,549    68,854  $   881,626
 Shares issued through reinvestment
   of dividends and distributions...     208,666     2,393,398    31,390      352,824
                                      ----------  ------------  --------  -----------
                                       1,069,179    13,774,947   100,244    1,234,450
                                      ----------  ------------  --------  -----------
 Shares redeemed....................  (1,256,969)  (16,356,572) (206,542)  (2,568,893)
                                      ----------  ------------  --------  -----------
 Net increase (decrease)............    (187,790) $ (2,581,625) (106,298) $(1,334,443)
                                      ==========  ============  ========  ===========
 FIXED INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................     242,044  $  2,341,505    13,562  $   131,876
 Shares issued through reinvestment
   of dividends and distributions...      83,035       805,142     7,736       74,993
                                      ----------  ------------  --------  -----------
                                         325,079     3,146,647    21,298      206,869
                                      ----------  ------------  --------  -----------
 Shares redeemed....................    (863,145)   (8,367,421) (126,272)  (1,229,009)
                                      ----------  ------------  --------  -----------
 Net increase (decrease)............    (538,066) $ (5,220,774) (104,974) $(1,022,140)
                                      ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................     441,735  $  4,439,974    96,962  $   984,089
 Shares issued through reinvestment
   of dividends and distributions...     207,086     2,087,393    26,021      262,583
                                      ----------  ------------  --------  -----------
                                         648,821     6,527,367   122,983    1,246,672
                                      ----------  ------------  --------  -----------
 Shares redeemed....................    (841,917)   (8,495,678) (227,336)  (2,280,058)
                                      ----------  ------------  --------  -----------
 Net increase (decrease)............    (193,096) $ (1,968,311) (104,353) $(1,033,386)
                                      ==========  ============  ========  ===========
 HIGH INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................     184,146  $  1,787,880    82,811  $   800,449
 Shares issued through reinvestment
   of dividends and distributions...      42,050       402,828     5,785       55,514
                                      ----------  ------------  --------  -----------
                                         226,196     2,190,708    88,596      855,963
                                      ----------  ------------  --------  -----------
 Shares redeemed....................    (143,379)   (1,371,722)  (65,973)    (633,913)
                                      ----------  ------------  --------  -----------
 Net increase.......................      82,817  $    818,986    22,623  $   222,050
                                      ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999*
 Shares sold........................   1,147,988  $ 11,482,944   146,586  $ 1,472,897
 Shares issued through reinvestment
   of dividends and distributions...      29,206       289,072     3,485       34,378
                                      ----------  ------------  --------  -----------
                                       1,177,194    11,772,016   150,071    1,507,275
                                      ----------  ------------  --------  -----------
 Shares redeemed....................     (91,250)     (901,341)     (219)      (2,146)
                                      ----------  ------------  --------  -----------
 Net increase.......................   1,085,944  $ 10,870,675   149,852  $ 1,505,129
                                      ==========  ============  ========  ===========
 MUNICIPAL TRUST FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................     389,280  $  3,502,006       121  $     1,200
 Shares issued through reinvestment
   of dividends and distributions...      54,857       546,602     1,004       10,002
                                      ----------  ------------  --------  -----------
                                         444,137     4,048,608     1,125       11,202
                                      ----------  ------------  --------  -----------
 Shares redeemed....................    (945,222)   (9,051,881)   (8,394)     (82,968)
                                      ----------  ------------  --------  -----------
 Net increase (decrease)............    (501,085) $ (5,003,273)   (7,269) $   (71,766)
                                      ==========  ============  ========  ===========
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................   1,193,944  $ 12,204,296    19,981  $   208,455
 Shares issued through reinvestment
   of dividends and distributions...     110,367     1,144,940     1,941       20,128
                                      ----------  ------------  --------  -----------
                                       1,304,311    13,349,236    21,922      228,583
                                      ----------  ------------  --------  -----------
 Shares redeemed....................  (2,534,110)  (26,096,460)  (53,743)    (551,419)
                                      ----------  ------------  --------  -----------
 Net decrease.......................  (1,229,799) $(12,747,224)  (31,821) $  (322,836)
                                      ==========  ============  ========  ===========

                                              CLASS C+                   CLASS D++
                                      -------------------------  -------------------------
                                           SHARES        AMOUNT    SHARES        AMOUNT
                                           ------        ------    ------        ------
 INTERNATIONAL EQUITY FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................          19          $250      313,592   $  4,311,432
 Shares issued through reinvestment
   of dividends and distributions...          --            --       21,021        266,755
                                             ---          ----   ----------   ------------
                                              19           250      334,613      4,578,187
                                             ---          ----   ----------   ------------
 Shares redeemed....................          --            --      (86,961)    (1,176,237)
                                             ---          ----   ----------   ------------
 Net increase.......................          19          $250      247,652   $  3,401,950
                                             ===          ====   ==========   ============
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................                                122,267   $  1,606,921
 Shares issued through reinvestment
   of dividends and distributions...                                     --             --
                                                                 ----------   ------------
                                                                    122,267      1,606,921
                                                                 ----------   ------------
 Shares redeemed....................                                 (9,114)      (119,032)
                                                                 ----------   ------------
 Net increase (decrease)............                                113,153   $  1,487,889
                                                                 ==========   ============
 FIXED INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................          25          $250      129,866   $  1,257,823
 Shares issued through reinvestment
   of dividends and distributions...           1             2      306,597      2,972,933
                                             ---          ----   ----------   ------------
                                              26           252      436,463      4,230,756
                                             ---          ----   ----------   ------------
 Shares redeemed....................          --            --   (2,260,763)   (21,959,938)
                                             ---          ----   ----------   ------------
 Net increase (decrease)............          26          $252   (1,824,300)  $(17,729,182)
                                             ===          ====   ==========   ============
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................                             12,857,121   $129,704,316
 Shares issued through reinvestment
   of dividends and distributions...                                321,819      3,176,577
                                                                 ----------   ------------
                                                                 13,178,940    132,880,893
                                                                 ----------   ------------
 Shares redeemed....................                             (1,338,506)   (13,268,326)
                                                                 ----------   ------------
 Net increase (decrease)............                             11,840,434   $119,612,567
                                                                 ==========   ============
 HIGH INCOME FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................          26          $250       92,703   $    892,111
 Shares issued through reinvestment
   of dividends and distributions...           1             4        6,691         63,882
                                             ---          ----   ----------   ------------
                                              27           254       99,394        955,993
                                             ---          ----   ----------   ------------
 Shares redeemed....................          --            --      (42,901)      (416,761)
                                             ---          ----   ----------   ------------
 Net increase.......................          27          $254       56,493   $    539,232
                                             ===          ====   ==========   ============
 YEAR ENDED OCTOBER 31, 1999*
 Shares sold........................                                 95,325   $    951,003
 Shares issued through reinvestment
   of dividends and distributions...                                  2,578         25,219
                                                                 ----------   ------------
                                                                     97,903        976,222
                                                                 ----------   ------------
 Shares redeemed....................                                 (2,019)       (19,980)
                                                                 ----------   ------------
 Net increase.......................                                 95,884   $    956,242
                                                                 ==========   ============
 MUNICIPAL TRUST FUND
 PERIOD ENDED APRIL 30, 2000
   (UNAUDITED)
 Shares sold........................          25          $250
 Shares issued through reinvestment
   of dividends and distributions...          --             1
                                             ---          ----
                                              25           251
                                             ---          ----
 Shares redeemed....................          --            --
                                             ---          ----
 Net increase (decrease)............          25          $251
                                             ===          ====
 YEAR ENDED OCTOBER 31, 1999
 Shares sold........................
 Shares issued through reinvestment
   of dividends and distributions...
 Shares redeemed....................
 Net decrease.......................

------------------------------

  +  The Funds commenced offering Class C shares on February 28, 2000.
 ++ The Fixed Income Fund commenced offering Class D shares on April 30, 1999. The International Equity Fund and the High Income Fund commenced offering Class D shares on May 13, 1999.
  *  The High Income Fund commenced operations on March 8, 1999.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                                    GROWTH FUND
                           ----------------------------------------------------------------------------------------------
                                                              CLASS A                                         CLASS B
                           -----------------------------------------------------------------------------  ---------------
                             SIX MONTHS                        YEAR ENDED OCTOBER 31,                       SIX MONTHS
                           ENDED APRIL 30,  ------------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999         1998          1997       1996        1995         2000**
                           ---------------  -----------  ----------     --------  ----------  ----------  ---------------
Net asset value,
  beginning of period....     $  21.27       $  16.52     $ 14.56       $ 12.69    $ 11.35     $ 10.82        $ 20.75
Net investment income
  (loss).................        (0.02)*        (0.03)*        --*(5)      0.03       0.05        0.04          (0.09)*
Net realized and
  unrealized gain (loss)
  on investments.........         2.77           5.04        2.88          3.07       2.11        1.19           2.70
                              --------       --------     -------       -------    -------     -------        -------
Net increase in net asset
  value from
  operations.............         2.75           5.01        2.88          3.10       2.16        1.23           2.61
                              --------       --------     -------       -------    -------     -------        -------
Dividends from net
  investment income......           --             --       (0.02)        (0.05)     (0.04)      (0.01)            --
Distributions from
  capital gains..........        (1.61)         (0.26)      (0.90)        (1.18)     (0.78)      (0.69)         (1.61)
                              --------       --------     -------       -------    -------     -------        -------
Total distributions......        (1.61)         (0.26)      (0.92)        (1.23)     (0.82)      (0.70)         (1.61)
                              --------       --------     -------       -------    -------     -------        -------
Net asset value, end of
  period.................     $  22.41       $  21.27     $ 16.52       $ 14.56    $ 12.69     $ 11.35        $ 21.75
                              ========       ========     =======       =======    =======     =======        =======
Total return++...........        13.73%         30.77%      21.00%        26.48%     20.32%      12.21%         13.37%
Ratio of expenses to
  average net assets.....         1.16%+         1.23%       1.29%         0.21%      1.48%       1.63%          1.86%+
Ratio of net investment
  income (loss) to
  average net assets.....        (0.20)%+       (0.16)%     (0.02)%        0.21%      0.47%       0.35%         (0.90)%+
Portfolio turnover
  rate...................         11.6%          34.7%       21.0%         41.1%       0.0%       60.6%          11.6%
Net assets, end of period
  (000 omitted)..........     $158,422       $135,677     $97,078       $82,926    $68,096     $55,946        $43,456

                                                                 GROWTH FUND
                           ----------------------------------------------------------------------------------------
                                             CLASS B                      CLASS C                CLASS D
                           -------------------------------------------  ------------  -----------------------------
                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED    SIX MONTHS     PERIOD ENDED
                           -------------------------------------------   APRIL 30,    ENDED APRIL 30,  OCTOBER 31,
                              1999        1998        1997     1996(1)   2000**(2)        2000**         1999(3)
                           ----------  ----------  ----------  -------  ------------  ---------------  ------------
Net asset value,
  beginning of period....   $ 16.25     $ 14.41     $ 12.63    $11.88      $20.01         $ 21.27         $20.29
Net investment income
  (loss).................     (0.17)*     (0.12)*     (0.03)    (0.01)      (0.03)*          0.01*          0.01*
Net realized and
  unrealized gain (loss)
  on investments.........      4.93        2.86        3.02      0.76        1.77            2.78           0.97
                            -------     -------     -------    ------      ------         -------         ------
Net increase in net asset
  value from
  operations.............      4.76        2.74        2.99      0.75        1.74            2.79           0.98
                            -------     -------     -------    ------      ------         -------         ------
Dividends from net
  investment income......        --          --       (0.03)       --          --              --             --
Distributions from
  capital gains..........     (0.26)      (0.90)      (1.18)       --          --           (1.61)            --
                            -------     -------     -------    ------      ------         -------         ------
Total distributions......     (0.26)      (0.90)      (1.21)       --          --           (1.61)            --
                            -------     -------     -------    ------      ------         -------         ------
Net asset value, end of
  period.................   $ 20.75     $ 16.25     $ 14.41    $12.63      $21.75         $ 22.45         $21.27
                            =======     =======     =======    ======      ======         =======         ======
Total return++...........     29.73%      20.20%      25.66%     6.40%       7.57%          13.93%          4.83%
Ratio of expenses to
  average net assets.....      1.93%       1.99%       2.06%     2.17%+      1.86%+          0.86%+         1.17%+
Ratio of net investment
  income (loss) to
  average net assets.....     (0.86)%     (0.72)%     (0.51)%   (0.34)%+     (0.92)%+        0.10%+         0.07%+
Portfolio turnover
  rate...................      34.7%       21.0%       41.1%      0.0%       11.6%           11.6%          34.7%
Net assets, end of period
  (000 omitted)..........   $32,783     $17,438     $10,378    $3,177      $   --(6)      $20,538         $4,839

                                                                GROWTH AND INCOME FUND
                           ------------------------------------------------------------------------------------------------
                                                               CLASS A                                          CLASS B
                           -------------------------------------------------------------------------------  ---------------
                             SIX MONTHS                         YEAR ENDED OCTOBER 31,                        SIX MONTHS
                           ENDED APRIL 30,  --------------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999         1998         1997         1996         1995         2000**
                           ---------------  -----------  -----------  -----------  -----------  ----------  ---------------
Net asset value,
  beginning of period....     $  23.49       $  22.60     $  20.09     $  17.18     $  14.57     $ 13.38        $ 23.37
Net investment income
  (loss).................         0.07*          0.12*        0.20*        0.21         0.27        0.26          (0.01)*
Net realized and
  unrealized gain (loss)
  on investments.........         0.66           2.87         3.51         4.59         2.93        1.77           0.65
                              --------       --------     --------     --------     --------     -------        -------
Net increase (decrease)
  in net asset value from
  operations.............         0.73           2.99         3.71         4.80         3.20        2.03           0.64
                              --------       --------     --------     --------     --------     -------        -------
Dividends from net
  investment income......        (0.06)         (0.09)       (0.17)       (0.21)       (0.24)      (0.27)            --
Distributions from
  capital gains..........        (0.69)         (2.01)       (1.03)       (1.68)       (0.35)      (0.57)         (0.69)
                              --------       --------     --------     --------     --------     -------        -------
Total distributions......        (0.75)         (2.10)       (1.20)       (1.89)       (0.59)      (0.84)         (0.69)
                              --------       --------     --------     --------     --------     -------        -------
Net asset value, end of
  period.................     $  23.47       $  23.49     $  22.60     $  20.09     $  17.18     $ 14.57        $ 23.32
                              ========       ========     ========     ========     ========     =======        =======
Total return++...........         3.09%         14.37%       19.14%       30.53%       22.60%      16.10%          2.72%
Ratio of expenses to
  average net assets.....         1.09%+         1.11%        1.13%        1.22%        1.36%       1.58%          1.79%+
Ratio of net investment
  income (loss) to
  average net assets.....         0.61%+         0.52%        0.92%        1.15%        1.68%       1.94%         (0.09)%+
Portfolio turnover
  rate...................         32.2%          24.5%        32.7%        19.8%        44.0%       31.8%          32.2%
Net assets, end of period
  (000 omitted)..........     $166,701       $174,213     $163,936     $145,586     $113,803     $87,975        $41,368

                                                            GROWTH AND INCOME FUND
                           ----------------------------------------------------------------------------------------
                                             CLASS B                      CLASS C                CLASS D
                           -------------------------------------------  ------------  -----------------------------
                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED    SIX MONTHS     PERIOD ENDED
                           -------------------------------------------   APRIL 30,    ENDED APRIL 30,  OCTOBER 31,
                              1999        1998        1997     1996(1)   2000**(2)        2000**         1999(4)
                           ----------  ----------  ----------  -------  ------------  ---------------  ------------
Net asset value,
  beginning of period....   $ 22.55     $ 20.06     $ 17.15    $16.05      $20.87         $ 23.50        $ 23.73
Net investment income
  (loss).................     (0.04)*      0.04*       0.08      0.14       (0.03)*          0.10*          0.10*
Net realized and
  unrealized gain (loss)
  on investments.........      2.88        3.50        4.58      1.11        2.46            0.66          (0.26)
                            -------     -------     -------    ------      ------         -------        -------
Net increase (decrease)
  in net asset value from
  operations.............      2.84        3.54        4.66      1.25        2.43            0.76          (0.16)
                            -------     -------     -------    ------      ------         -------        -------
Dividends from net
  investment income......     (0.01)      (0.02)      (0.07)    (0.15)         --           (0.08)         (0.07)
Distributions from
  capital gains..........     (2.01)      (1.03)      (1.68)       --          --           (0.69)            --
                            -------     -------     -------    ------      ------         -------        -------
Total distributions......     (2.02)      (1.05)      (1.75)    (0.15)         --           (0.77)         (0.07)
                            -------     -------     -------    ------      ------         -------        -------
Net asset value, end of
  period.................   $ 23.37     $ 22.55     $ 20.06    $17.15      $23.30         $ 23.49        $ 23.50
                            =======     =======     =======    ======      ======         =======        =======
Total return++...........     13.66%      18.29%      29.59%     7.67%       9.91%           3.24%         (0.67)%
Ratio of expenses to
  average net assets.....      1.81%       1.83%       1.92%     1.99%+      1.79%+          0.79%+         0.97%+
Ratio of net investment
  income (loss) to
  average net assets.....      0.00%       0.00%       0.00%     0.00%+     (0.23)%+         0.91%+         0.99%+
Portfolio turnover
  rate...................      24.5%       32.7%       19.8%     44.0%       32.2%           32.2%          24.5%
Net assets, end of period
  (000 omitted)..........   $41,144     $33,325     $19,664    $6,545      $   51         $44,668        $48,152

----------------------------------

 **  UNAUDITED.
  +  ANNUALIZED.
 ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
  *  BASED ON AVERAGE SHARES OUTSTANDING.
(1)  THE FUNDS COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.
(2)  THE FUNDS COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000.
(3)  THE GROWTH FUND COMMENCED OFFERING CLASS D SHARES ON MAY 13, 1999.
(4) THE GROWTH AND INCOME FUND COMMENCED OFFERING CLASS D SHARES ON APRIL 30, 1999.
(5)  AMOUNT ROUNDS TO LESS THAN $0.01.
(6)  AMOUNT ROUNDS TO LESS THAN $1,000.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                               SMALL COMPANY VALUE FUND
                           -------------------------------------------------------------------------------------------------
                                                               CLASS A                                           CLASS B
                           --------------------------------------------------------------------------------  ---------------
                             SIX MONTHS                         YEAR ENDED OCTOBER 31,                         SIX MONTHS
                           ENDED APRIL 30,  ---------------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999         1998         1997         1996         1995          2000**
                           ---------------  -----------  -----------  -----------  -----------  -----------  ---------------
Net asset value,
  beginning of period....     $  20.52       $  19.54     $  23.34     $  18.41     $  16.61     $  15.65        $ 20.13
Net investment income
  (loss).................         0.02*          0.06*        0.07*        0.07         0.09         0.04          (0.04)*
Net realized and
  unrealized gain (loss)
  on investments.........         2.02           1.01        (2.55)        5.66         2.16         1.62           1.97
                              --------       --------     --------     --------     --------     --------        -------
Net increase (decrease)
  in net asset value from
  operations.............         2.04           1.07        (2.48)        5.73         2.25         1.66           1.93
                              --------       --------     --------     --------     --------     --------        -------
Dividends from net
  investment income......        (0.04)         (0.07)       (0.06)       (0.08)       (0.04)          --             --
Distributions from
  capital gains..........        (2.05)         (0.02)       (1.26)       (0.72)       (0.41)       (0.70)         (2.05)
                              --------       --------     --------     --------     --------     --------        -------
Total distributions......        (2.09)         (0.09)       (1.32)       (0.80)       (0.45)       (0.70)         (2.05)
                              --------       --------     --------     --------     --------     --------        -------
Net asset value, end of
  period.................     $  20.47       $  20.52     $  19.54     $  23.34     $  18.41     $  16.61        $ 20.01
                              ========       ========     ========     ========     ========     ========        =======
Total return++...........        10.51%          5.47%      (11.20)%      32.48%       13.80%       11.10%         10.13%
Ratio of expenses to
  average net assets.....         1.41%+         1.37%        1.29%        1.35%        1.47%        1.64%          2.11%+
Ratio of net investment
  income (loss) to
  average net assets.....         0.24%+         0.33%        0.30%        0.37%        0.48%        0.23%         (0.46)%+
Portfolio turnover
  rate...................         25.7%          29.6%        41.5%        21.1%        35.1%        25.1%          25.7%
Net assets, end of period
  (000 omitted)..........     $179,741       $188,192     $237,873     $283,001     $227,716     $202,730        $17,285

                                           SMALL COMPANY VALUE FUND
                           ---------------------------------------------------------
                                             CLASS B                      CLASS C
                           -------------------------------------------  ------------
                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED
                           -------------------------------------------   APRIL 30,
                              1999        1998        1997     1996(1)   2000**(2)
                           ----------  ----------  ----------  -------  ------------
Net asset value,
  beginning of period....   $ 19.23     $ 23.12     $ 18.34    $17.41      $17.96
Net investment income
  (loss).................     (0.14)*     (0.09)*     (0.02)    (0.02)         --*(6)
Net realized and
  unrealized gain (loss)
  on investments.........      1.06       (2.55)       5.57      0.95        2.04
                            -------     -------     -------    ------      ------
Net increase (decrease)
  in net asset value from
  operations.............      0.92       (2.64)       5.55      0.93        2.04
                            -------     -------     -------    ------      ------
Dividends from net
  investment income......        --          --       (0.05)       --          --
Distributions from
  capital gains..........     (0.02)      (1.25)      (0.72)       --          --
                            -------     -------     -------    ------      ------
Total distributions......     (0.02)      (1.25)      (0.77)       --          --
                            -------     -------     -------    ------      ------
Net asset value, end of
  period.................   $ 20.13     $ 19.23     $ 23.12    $18.34      $20.00
                            =======     =======     =======    ======      ======
Total return++...........      4.75%     (11.98)%     31.55%     5.28%      10.19%
Ratio of expenses to
  average net assets.....      2.07%       1.99%       2.05%     2.15%+      2.11%+
Ratio of net investment
  income (loss) to
  average net assets.....     (0.71)%     (0.40)%     (0.32)%   (0.34)%+      0.00%+(7)
Portfolio turnover
  rate...................      29.6%       41.5%       21.1%     35.1%       25.7%
Net assets, end of period
  (000 omitted)..........   $19,257     $22,284     $18,395    $6,305      $   --(8)

                                                            INTERNATIONAL EQUITY FUND
                           --------------------------------------------------------------------------------------------
                                                             CLASS A                                        CLASS B
                           ---------------------------------------------------------------------------  ---------------
                             SIX MONTHS                       YEAR ENDED OCTOBER 31,                      SIX MONTHS
                           ENDED APRIL 30,  ----------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999        1998        1997        1996      1995(3)        2000**
                           ---------------  ----------  ----------  ----------  ----------  ----------  ---------------
Net asset value,
  beginning of period....      $ 14.00       $ 12.20     $ 11.42     $ 10.38     $  9.58     $ 10.00        $13.63
Net investment income
  (loss).................        (0.04)*       (0.06)*     (0.06)*     (0.07)*     (0.04)*        --*        (0.09)*
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........         1.13          2.56        0.99        1.11        0.84       (0.42)         1.10
                               -------       -------     -------     -------     -------     -------        ------
Net increase (decrease)
  in net asset value from
  operations.............         1.09          2.50        0.93        1.04        0.80       (0.42)         1.01
                               -------       -------     -------     -------     -------     -------        ------
Dividends from net
  investment income......           --            --       (0.06)         --          --          --            --
Distributions from
  capital gains..........        (1.78)        (0.70)      (0.09)         --          --          --         (1.78)
                               -------       -------     -------     -------     -------     -------        ------
Total distributions......        (1.78)        (0.70)      (0.15)         --          --          --         (1.78)
                               -------       -------     -------     -------     -------     -------        ------
Net asset value, end of
  period.................      $ 13.31       $ 14.00     $ 12.20     $ 11.42     $ 10.38     $  9.58        $12.86
                               =======       =======     =======     =======     =======     =======        ======
Total return++...........         8.39%        21.76%       8.20%      10.02%       8.35%      (0.04)%        7.99%
Ratio of expenses to
  average net assets(5)..         2.10%+        2.15%       2.15%       2.15%       2.15%       2.15%+        2.85%+
Ratio of net investment
  income (loss) to
  average net
  assets(5)..............        (0.57)%+      (0.44)%     (0.49)%     (0.59)%     (0.39)%     (0.02)%+      (1.32)%+
Portfolio turnover
  rate...................         35.3%         82.0%       69.7%       73.9%       94.1%        0.0%         35.3%
Net assets, end of period
  (000 omitted)..........      $55,154       $16,023     $16,355     $29,402     $36,918     $14,622        $5,934

                                                                INTERNATIONAL EQUITY FUND
                           ----------------------------------------------------------------------------------------------------
                                                   CLASS B                            CLASS C                CLASS D
                           -------------------------------------------------------  ------------  -----------------------------
                                           YEAR ENDED OCTOBER 31,                   PERIOD ENDED    SIX MONTHS     PERIOD ENDED
                           -------------------------------------------------------   APRIL 30,    ENDED APRIL 30,  OCTOBER 31,
                              1999        1998        1997        1996     1995(3)   2000**(2)        2000**         1999(4)
                           ----------  ----------  ----------  ----------  -------  ------------  ---------------  ------------
Net asset value,
  beginning of period....    $11.98      $11.24      $10.29      $ 9.57    $10.00     $ 13.35         $14.02          $12.69
Net investment income
  (loss).................     (0.15)*     (0.15)*     (0.15)*     (0.13)*   (0.02)*     (0.11)*        (0.02)*         (0.14)*
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........      2.50        0.98        1.10        0.85     (0.41)      (0.38)          1.13            1.47
                             ------      ------      ------      ------    ------     -------         ------          ------
Net increase (decrease)
  in net asset value from
  operations.............      2.35        0.83        0.95        0.72     (0.43)      (0.49)          1.11            1.33
                             ------      ------      ------      ------    ------     -------         ------          ------
Dividends from net
  investment income......        --          --          --          --        --          --             --              --
Distributions from
  capital gains..........     (0.70)      (0.09)         --          --        --          --          (1.78)             --
                             ------      ------      ------      ------    ------     -------         ------          ------
Total distributions......     (0.70)      (0.09)         --          --        --          --          (1.78)             --
                             ------      ------      ------      ------    ------     -------         ------          ------
Net asset value, end of
  period.................    $13.63      $11.98      $11.24      $10.29    $ 9.57     $ 12.86         $13.35          $14.02
                             ======      ======      ======      ======    ======     =======         ======          ======
Total return++...........     20.86%       7.43%       9.23%       7.52%    (4.30)%     (3.16)%         8.54%          10.48%
Ratio of expenses to
  average net assets(5)..      2.90%       2.90%       2.90%       2.90%+    2.90%+      2.85%+         1.85%+          1.90%+
Ratio of net investment
  income (loss) to
  average net
  assets(5)..............     (1.18)%     (1.24)%     (1.32)%     (1.25)%+  (1.77)%+    (13.15)%+      (0.32)%+        (1.14)%+
Portfolio turnover
  rate...................      82.0%       69.7%       73.9%       94.1%     35.3%       35.3%          35.3%           82.0%
Net assets, end of period
  (000 omitted)..........    $5,527      $6,133      $6,821      $4,955    $1,803     $  --(8)        $4,816          $1,586

----------------------------------

 **  UNAUDITED.
  +  ANNUALIZED.
 ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
  *  BASED ON AVERAGE SHARES OUTSTANDING.
(1) THE SMALL COMPANY VALUE FUND COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.
(2)  THE FUNDS COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000.
(3)  THE INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON SEPTEMBER 8, 1995.
(4) THE INTERNATIONAL EQUITY FUND COMMENCED OFFERING CLASS D SHARES ON MAY 13, 1999.
(5) NET OF VOLUNTARY ASSUMPTION BY ADVISOR AND SUBADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: INTERNATIONAL EQUITY FUND CLASS A AND CLASS B SHARES, .04%, .10%, .18% AND .27% FOR THE YEARS ENDED 10/31/99, 98, 97 AND 96, RESPECTIVELY, AND .60% (ANNUALIZED) FOR THE PERIOD 09/08/95 THROUGH 10/31/95; AND INTERNATIONAL EQUITY CLASS D SHARES, .04% (ANNUALIZED) FOR THE PERIOD 05/13/99 THROUGH 10/31/99.
(6)  AMOUNT ROUNDS TO LESS THAN $0.01.
(7)  AMOUNT ROUNDS TO LESS THAN 0.01%.
(8)  AMOUNT ROUNDS TO LESS THAN $1,000.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                             DEVELOPING MARKETS FUND
                           --------------------------------------------------------------------------------------------
                                                             CLASS A                                        CLASS B
                           ---------------------------------------------------------------------------  ---------------
                             SIX MONTHS                       YEAR ENDED OCTOBER 31,                      SIX MONTHS
                           ENDED APRIL 30,  ----------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999        1998        1997        1996      1995(1)        2000**
                           ---------------  ----------  ----------  ----------  ----------  ----------  ---------------
Net asset value,
  beginning of period....      $  9.95       $  7.14     $  9.52     $  9.96     $  9.53     $ 10.00        $ 9.66
Net investment income
  (loss).................        (0.03)*        0.03*       0.02*      (0.02)*     (0.01)*        --*(6)      (0.07)*
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........         1.18          2.58       (2.40)      (0.40)       0.44       (0.47)         1.15
Contribution from
  subadvisor.............           --          0.23          --          --          --          --            --
                               -------       -------     -------     -------     -------     -------        ------
Net increase (decrease)
  in net asset value from
  operations.............         1.15          2.84       (2.38)      (0.42)       0.43       (0.47)         1.08
                               -------       -------     -------     -------     -------     -------        ------
Dividends from net
  investment income......           --         (0.01)         --          --          --          --            --
Distributions from
  capital gains..........           --            --          --       (0.02)         --          --            --
Tax return of capital....           --         (0.02)         --          --          --          --            --
                               -------       -------     -------     -------     -------     -------        ------
Total distributions......           --         (0.03)         --       (0.02)         --          --            --
                               -------       -------     -------     -------     -------     -------        ------
Net asset value, end of
  period.................      $ 11.10       $  9.95     $  7.14     $  9.52     $  9.96     $  9.53        $10.74
                               =======       =======     =======     =======     =======     =======        ======
Total return++...........        11.56%        39.82%     (25.00)%     (4.18)%      4.51%      (4.70)%       11.18%
Ratio of expenses to
  average net
  assets(5)..............         2.15%+        2.15%       2.15%       2.15%       2.15%       2.15%+        2.90%+
Ratio of net investment
  income (loss) to
  average net
  assets(5)..............        (0.43)%+       0.32%       0.22%      (0.17)%     (0.14)%      0.32%+       (1.18)%+
Portfolio turnover
  rate...................         46.3%         36.9%       43.6%       52.8%       26.8%        0.0%         46.3%
Net assets, end of period
  (000 omitted)..........      $17,571       $16,023     $16,355     $29,402     $36,918     $14,622        $3,169

                                                  DEVELOPING MARKETS FUND
                           ----------------------------------------------------------------------
                                                   CLASS B                             CLASS C
                           --------------------------------------------------------  ------------
                                            YEAR ENDED OCTOBER 31,                   PERIOD ENDED
                           --------------------------------------------------------   APRIL 30,
                              1999        1998         1997        1996     1995(1)   2000**(3)
                           ----------  -----------  ----------  ----------  -------  ------------
Net asset value,
  beginning of period....    $ 6.96      $  9.36      $ 9.86      $ 9.52    $10.00     $ 12.35
Net investment income
  (loss).................     (0.03)*      (0.04)*     (0.19)*     (0.08)*   (0.01)*        --*(6)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions...........      2.50        (2.36)      (0.29)       0.42     (0.47)      (1.60)
Contribution from
  subadvisor.............      0.23           --          --          --        --          --
                             ------      -------      ------      ------    ------     -------
Net increase (decrease)
  in net asset value from
  operations.............      2.70        (2.40)      (0.48)       0.34     (0.48)      (1.60)
                             ------      -------      ------      ------    ------     -------
Dividends from net
  investment income......        --           --          --          --        --          --
Distributions from
  capital gains..........        --           --       (0.02)         --        --          --
Tax return of capital....        --           --          --          --        --          --
                             ------      -------      ------      ------    ------     -------
Total distributions......        --           --       (0.02)         --        --          --
                             ------      -------      ------      ------    ------     -------
Net asset value, end of
  period.................    $ 9.66      $  6.96      $ 9.36      $ 9.86    $ 9.52     $ 10.75
                             ======      =======      ======      ======    ======     =======
Total return++...........     38.79%      (25.64)%     (4.83)%      3.57%    (4.80)%    (11.23)%
Ratio of expenses to
  average net
  assets(5)..............      2.90%        2.90%       2.90%       2.90%     2.90%+      2.90%+
Ratio of net investment
  income (loss) to
  average net
  assets(5)..............     (0.36)%      (0.50)%     (1.74)%     (0.83)%   (1.00)%+      0.00%+(7)
Portfolio turnover
  rate...................      36.9%        43.6%       52.8%       26.8%     46.3%       46.3%
Net assets, end of period
  (000 omitted)..........    $2,685      $ 2,509      $4,941      $3,641    $1,004     $  --(8)

                                                                FIXED INCOME FUND
                           --------------------------------------------------------------------------------------------
                                                             CLASS A                                        CLASS B
                           ---------------------------------------------------------------------------  ---------------
                             SIX MONTHS                       YEAR ENDED OCTOBER 31,                      SIX MONTHS
                           ENDED APRIL 30,  ----------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999        1998        1997        1996        1995         2000**
                           ---------------  ----------  ----------  ----------  ----------  ----------  ---------------
Net asset value,
  beginning of period....      $  9.83       $ 10.46     $ 10.16     $ 10.07     $ 10.22     $  9.66        $ 9.83
Net investment income....         0.26          0.50        0.53        0.58        0.58        0.59          0.22
Net realized and
  unrealized gain (loss)
  on investments.........        (0.19)        (0.53)       0.30        0.09       (0.15)       0.56         (0.19)
                               -------       -------     -------     -------     -------     -------        ------
Net increase (decrease)
  in net asset value from
  operations.............         0.07         (0.03)       0.83        0.67        0.43        1.15          0.03
                               -------       -------     -------     -------     -------     -------        ------
Dividends from net
  investment income......        (0.26)        (0.50)      (0.53)      (0.58)      (0.58)      (0.59)        (0.22)
Distributions from
  capital gains..........           --         (0.10)         --          --          --          --            --
                               -------       -------     -------     -------     -------     -------        ------
Total distributions......        (0.26)        (0.60)      (0.53)      (0.58)      (0.58)      (0.59)        (0.22)
                               -------       -------     -------     -------     -------     -------        ------
Net asset value, end of
  period.................      $  9.64       $  9.83     $ 10.46     $ 10.16     $ 10.07     $ 10.22        $ 9.64
                               =======       =======     =======     =======     =======     =======        ======
Total return++...........         0.70%        (0.26)%      8.46%       6.84%       4.34%      12.23%         0.35%
Ratio of expenses to
  average net
  assets(5)..............         1.00%+        1.00%       1.00%       1.00%       1.00%       1.00%         1.70%+
Ratio of net investment
  income to average net
  assets(5)..............         5.33%+        4.91%       5.24%       5.74%       5.72%       5.90%         4.63%+
Portfolio turnover
  rate...................         40.3%         84.3%      114.0%      119.3%       90.2%       66.1%         40.3%
Net assets, end of period
  (000 omitted)..........      $37,011       $43,060     $47,834     $54,755     $56,388     $53,885        $3,370

                                                              FIXED INCOME FUND
                           ----------------------------------------------------------------------------------------
                                             CLASS B                      CLASS C                CLASS D
                           -------------------------------------------  ------------  -----------------------------
                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED    SIX MONTHS     PERIOD ENDED
                           -------------------------------------------   APRIL 30,    ENDED APRIL 30,  OCTOBER 31,
                              1999        1998        1997     1996(2)   2000**(3)        2000**         1999(4)
                           ----------  ----------  ----------  -------  ------------  ---------------  ------------
Net asset value,
  beginning of period....    $10.46      $10.16      $10.07    $10.22      $ 9.69         $  9.83        $  10.09
Net investment income....      0.43        0.46        0.50      0.34        0.06            0.27            0.26
Net realized and
  unrealized gain (loss)
  on investments.........     (0.53)       0.30        0.09     (0.15)      (0.06)          (0.19)          (0.26)
                             ------      ------      ------    ------      ------         -------        --------
Net increase (decrease)
  in net asset value from
  operations.............     (0.10)       0.76        0.59      0.19          --            0.08              --
                             ------      ------      ------    ------      ------         -------        --------
Dividends from net
  investment income......     (0.43)      (0.46)      (0.50)    (0.34)      (0.06)          (0.27)          (0.26)
Distributions from
  capital gains..........     (0.10)         --          --        --          --              --              --
                             ------      ------      ------    ------      ------         -------        --------
Total distributions......     (0.53)      (0.46)      (0.50)    (0.34)      (0.06)          (0.27)          (0.26)
                             ------      ------      ------    ------      ------         -------        --------
Net asset value, end of
  period.................    $ 9.83      $10.46      $10.16    $10.07      $ 9.63         $  9.64        $   9.83
                             ======      ======      ======    ======      ======         =======        ========
Total return++...........     (0.97)%      7.71%       6.10%     2.23%       0.01%           0.85%           0.04%
Ratio of expenses to
  average net
  assets(5)..............      1.70%       1.70%       1.70%     1.70%+      1.70%+          0.70%+          0.70%+
Ratio of net investment
  income to average net
  assets(5)..............      4.21%       4.50%       4.99%     5.03%+      4.58%+          5.63%+          6.30%+
Portfolio turnover
  rate...................      84.3%      114.0%      119.3%     90.2%       40.3%           40.3%           84.3%
Net assets, end of period
  (000 omitted)..........    $4,471      $5,849      $3,375    $1,629      $ --(8)        $96,513        $116,424

----------------------------------

 **  UNAUDITED.
  +  ANNUALIZED.
 ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
  *  BASED ON AVERAGE SHARES OUTSTANDING.
(1)  THE DEVELOPING MARKETS FUND COMMENCED OPERATIONS ON SEPTEMBER 8, 1995.
(2)  THE FIXED INCOME FUND COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28,
     1996.
(3)  THE FUNDS COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000.
(4)  THE FIXED INCOME FUND COMMENCED OFFERING CLASS D SHARES ON APRIL 30, 1999.
(5) NET OF VOLUNTARY ASSUMPTION BY ADVISOR AND SUBADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: DEVELOPING MARKETS FUND CLASS A AND CLASS B SHARES, .56% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00, .76%, .61%, .34% AND .54% FOR THE YEARS ENDED 10/31/99, 98, 97 AND 96, RESPECTIVELY, AND .60% (ANNUALIZED) FOR THE PERIOD 09/08/95 THROUGH 10/31/95; DEVELOPING MARKETS FUND CLASS C SHARES, .56% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00; FIXED INCOME FUND CLASS A SHARES, .13% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00, .14%, .30%, .34%, .51% AND .67% FOR THE YEARS ENDED 10/31/99, 98, 97, 96 AND 95,
     RESPECTIVELY; FIXED INCOME FUND CLASS B SHARES, .13% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00, .14%, .30%, AND .30% FOR THE YEARS ENDED 10/31/99, 98 AND 97, RESPECTIVELY, AND .34% (ANNUALIZED) FOR THE PERIOD 02/28/96 THROUGH 10/31/96; FIXED INCOME CLASS C SHARES, .13% (ANNUALIZED) FOR THE PERIOD 02/28/00 THROUGH 04/30/00; AND FIXED INCOME CLASS D SHARES, .13% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00 AND .14% (ANNUALIZED) FOR THE PERIOD 04/30/99 THROUGH 10/31/99.
(6)  AMOUNT ROUNDS TO LESS THAN $0.01.
(7)  AMOUNT ROUNDS TO LESS THAN 0.01%.
(8)  AMOUNT ROUNDS TO LESS THAN $1,000.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                               MUNICIPAL TRUST FUND
                           --------------------------------------------------------------------------------------------
                                                             CLASS A                                        CLASS B
                           ---------------------------------------------------------------------------  ---------------
                             SIX MONTHS                       YEAR ENDED OCTOBER 31,                      SIX MONTHS
                           ENDED APRIL 30,  ----------------------------------------------------------  ENDED APRIL 30,
                               2000**          1999        1998        1997        1996        1995         2000**
                           ---------------  ----------  ----------  ----------  ----------  ----------  ---------------
Net asset value,
  beginning of period....      $ 10.05       $ 10.53     $ 10.29     $ 10.01     $ 10.06     $  9.51        $10.05
Net investment income....         0.16          0.38        0.38        0.45        0.43        0.39          0.16
Net realized and
  unrealized gain (loss)
  on investments.........        (0.08)        (0.48)       0.24        0.28       (0.05)       0.55         (0.08)
                               -------       -------     -------     -------     -------     -------        ------
Net increase (decrease)
  in net asset value from
  operations.............         0.08         (0.10)       0.62        0.73        0.38        0.94          0.08
                               -------       -------     -------     -------     -------     -------        ------
Dividends from net
  investment income......        (0.16)        (0.38)      (0.38)      (0.45)      (0.43)      (0.39)        (0.16)
Distributions from
  capital gains..........        (0.08)           --          --          --          --          --         (0.08)
                               -------       -------     -------     -------     -------     -------        ------
Total distributions......        (0.24)        (0.38)      (0.38)      (0.45)      (0.43)      (0.39)        (0.24)
                               -------       -------     -------     -------     -------     -------        ------
Net asset value, end of
  period.................      $  9.89       $ 10.05     $ 10.53     $ 10.29     $ 10.01     $ 10.06        $ 9.89
                               =======       =======     =======     =======     =======     =======        ======
Total return++...........         1.08%        (1.02)%      6.28%       7.37%       3.83%      10.06%         0.73%
Ratio of expenses to
  average net
  assets(5)..............         1.00%+        1.00%       1.00%       0.70%       0.80%       1.00%         1.70%+
Ratio of net investment
  income to average net
  assets(5)..............         3.88%+        3.65%       3.78%       4.38%       4.26%       3.97%         3.18%+
Portfolio turnover
  rate...................         12.4%         76.5%       51.5%       84.3%       79.3%       49.3%         12.4%
Net assets, end of period
  (000 omitted)..........      $24,477       $29,912     $44,306     $35,878     $38,794     $39,059        $  956

                                             MUNICIPAL TRUST FUND
                           ---------------------------------------------------------
                                             CLASS B                      CLASS C
                           -------------------------------------------  ------------
                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED
                           -------------------------------------------   APRIL 30,
                              1999        1998        1997     1996(1)   2000**(3)
                           ----------  ----------  ----------  -------  ------------
Net asset value,
  beginning of period....    $10.53      $10.29      $10.01    $10.12      $ 9.88
Net investment income....      0.31        0.32        0.37      0.25        0.05
Net realized and
  unrealized gain (loss)
  on investments.........     (0.48)       0.24        0.28     (0.11)      (0.01)
                             ------      ------      ------    ------      ------
Net increase (decrease)
  in net asset value from
  operations.............     (0.17)       0.56        0.65      0.14        0.04
                             ------      ------      ------    ------      ------
Dividends from net
  investment income......     (0.31)      (0.32)      (0.37)    (0.25)      (0.05)
Distributions from
  capital gains..........        --          --          --        --          --
                             ------      ------      ------    ------      ------
Total distributions......     (0.31)      (0.32)      (0.37)    (0.25)      (0.05)
                             ------      ------      ------    ------      ------
Net asset value, end of
  period.................    $10.05      $10.53      $10.29    $10.01      $ 9.87
                             ======      ======      ======    ======      ======
Total return++...........     (1.71)%      5.54%       6.62%     1.42%       0.42%
Ratio of expenses to
  average net
  assets(5)..............      1.70%       1.70%       1.40%     1.23%+      1.70%+
Ratio of net investment
  income to average net
  assets(5)..............      2.94%       3.04%       3.66%     3.81%+      2.28%+
Portfolio turnover
  rate...................      76.5%       51.5%       84.3%     79.3%       12.4%
Net assets, end of period
  (000 omitted)..........    $1,044      $1,430      $  546    $  489      $ --(6)

                                                                       HIGH INCOME FUND
                           ---------------------------------------------------------------------------------------------------------
                                      CLASS A                        CLASS B               CLASS C                CLASS D
                           -----------------------------  -----------------------------  ------------  -----------------------------
                             SIX MONTHS     PERIOD ENDED    SIX MONTHS     PERIOD ENDED  PERIOD ENDED    SIX MONTHS     PERIOD ENDED
                           ENDED APRIL 30,  OCTOBER 31,   ENDED APRIL 30,  OCTOBER 31,    APRIL 30,    ENDED APRIL 30,  OCTOBER 31,
                               2000**         1999(2)         2000**         1999(2)      2000**(3)        2000**         1999(4)
                           ---------------  ------------  ---------------  ------------  ------------  ---------------  ------------
Net asset value,
  beginning of period....      $  9.66        $ 10.00         $ 9.66          $10.00        $ 9.57         $ 9.65          $10.23
Net investment income....         0.44           0.56           0.41            0.50          0.14           0.45            0.41
Net realized and
  unrealized gain (loss)
  on investments.........        (0.25)         (0.34)         (0.25)          (0.34)        (0.23)         (0.24)          (0.58)
                               -------        -------         ------          ------        ------         ------          ------
Net increase (decrease)
  in net asset value from
  operations.............         0.19           0.22           0.16            0.16         (0.09)          0.21           (0.17)
                               -------        -------         ------          ------        ------         ------          ------
Dividends from net
  investment income......        (0.44)         (0.56)         (0.41)          (0.50)        (0.14)         (0.45)          (0.41)
Distributions from
  capital gains..........        (0.07)            --          (0.07)             --            --          (0.07)             --
                               -------        -------         ------          ------        ------         ------          ------
Total distributions......        (0.51)         (0.56)         (0.48)          (0.50)        (0.14)         (0.52)          (0.41)
                               -------        -------         ------          ------        ------         ------          ------
Net asset value, end of
  period.................      $  9.34        $  9.66         $ 9.34          $ 9.66        $ 9.34         $ 9.34          $ 9.65
                               =======        =======         ======          ======        ======         ======          ======
Total return++...........         1.92%          2.19%          1.54%           1.60%        (0.91)%         2.15%          (1.63)%
Ratio of expenses to
  average net
  assets(5)..............         1.10%+         1.10%+         1.85%+          1.85%+        1.85%+         0.85%+          0.85%+
Ratio of net investment
  income to average net
  assets(5)..............         9.24%+         8.61%+         8.49%+          7.83%+        9.26%+         9.49%+          9.36%+
Portfolio turnover
  rate...................         36.1%         188.4%          36.1%          188.4%         36.1%          36.1%          188.4%
Net assets, end of period
  (000 omitted)..........      $10,918        $10,488         $1,611          $1,447        $ --(6)        $1,423          $  926

----------------------------------

 **  UNAUDITED.
  +  ANNUALIZED.
 ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
  *  BASED ON AVERAGE SHARES OUTSTANDING.
(1) THE MUNICIPAL TRUST FUND COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.
(2)  THE HIGH INCOME FUND COMMENCED OPERATIONS ON MARCH 8, 1999.
(3)  THE FUNDS COMMENCED OFFERING CLASS C SHARES ON FEBRUARY 28, 2000.
(4)  THE HIGH INCOME FUND COMMENCED OFFERING CLASS D SHARES ON MAY 13, 1999.
(5) NET OF VOLUNTARY ASSUMPTION BY ADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: MUNICIPAL TRUST FUND
     CLASS A, .49% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00, .42%, .41%, .74%, .64% AND .58% FOR THE YEARS ENDED 10/31/99, 98, 97, 96 AND 95,
     RESPECTIVELY; MUNICIPAL TRUST FUND CLASS B, .49% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00, .42%, .41% AND .74% FOR THE YEARS ENDED 10/31/99, 98
     AND 97, RESPECTIVELY, AND .64% (ANNUALIZED) FOR THE PERIOD 02/28/96 THROUGH 10/31/96; MUNICIPAL TRUST FUND CLASS C SHARES, .49% (ANNUALIZED) FOR THE PERIOD 02/28/00 THROUGH 04/30/00; HIGH INCOME FUND CLASS A SHARES, 2.23% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00 AND 1.43% (ANNUALIZED) FOR THE PERIOD 03/08/99 THROUGH 10/31/99; HIGH INCOME FUND CLASS B SHARES, 2.23% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00 AND 1.43% (ANNUALIZED) FOR THE PERIOD 03/08/99 THROUGH 10/31/99; HIGH INCOME FUND CLASS C SHARES, 2.23% (ANNUALIZED) FOR THE PERIOD 02/28/00 THROUGH 04/30/00; AND HIGH INCOME CLASS D SHARES, 2.23% (ANNUALIZED) FOR THE SIX MONTHS ENDED 04/30/00 AND 1.43% (ANNUALIZED) FOR THE PERIOD 05/13/99 THROUGH 10/31/99.
(6)  AMOUNT ROUNDS TO LESS THAN $1,000.

TRUSTEES
FOCUS FUNDS                             OPPORTUNITY FUNDS
G. Moffett Cochran                      G. Moffett Cochran
Stig Host                               Robert E. Fischer
Peter F. Krogh                          Martin Jaffe
John J. Sheehan                         Wilmot H. Kidd, III

OFFICERS
G. Moffett Cochran, CHAIRMAN AND PRESIDENT
Martin Jaffe, VICE PRESIDENT, TREASURER AND SECRETARY
Richard J. Hanlon, VICE PRESIDENT
Cathy A. Jameson, VICE PRESIDENT
Brian A. Kammerer, VICE PRESIDENT
Marybeth B. Leithead, VICE PRESIDENT
Hugh M. Neuburger, VICE PRESIDENT
Roger W. Vogel, VICE PRESIDENT

INVESTMENT ADVISOR
DLJ Asset Management Group, Inc.
An Investment Management Subsidiary of
Donaldson, Lufkin & Jenrette
277 Park Avenue, New York, NY 10172

SUBADVISOR
AXA Investment Managers GS Ltd.
60 Gracechurch Street
London EC3VOHR, England

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004




SEMI-COMBINED 4/00



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

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DLJ WINTHROP FUNDS

277 PARK AVENUE, NEW YORK, NY 10172